Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Partners Core Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
30-day Average SOFR + 0.914% Floor 0.800% 12/26/2044	6.229%	484,168	454,095
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	5,200,000	5,044,675
Subordinated Series 2021-1 Class C
12/20/2024	2.080%	1,082,931	1,070,684
Ally Auto Receivables Trust
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	998,800
American Express Credit Account Master Trust
Series 2023-1 Class A
05/15/2028	4.870%	2,298,000	2,267,303
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	908,000	905,985
AmeriCredit Automobile Receivables Trust
Series 2022-2 Class A3
04/18/2028	4.380%	1,937,000	1,908,828
Series 2023-2 Class A3
05/18/2028	5.810%	1,810,000	1,810,793
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2023-4A Class A
06/20/2029	5.490%	3,823,000	3,720,320
Series 2023-6A Class A
12/20/2029	5.810%	1,690,000	1,666,229
BA Credit Card Trust
Series 2023-A1 Class A1
05/15/2028	4.790%	734,000	723,290
BMW Vehicle Lease Trust
Series 2023-1 Class A4
06/25/2026	5.070%	1,403,000	1,386,371
Business Jet Securities LLC(a)
Series 2021-1A Class A
04/15/2036	2.162%	1,272,255	1,157,031
Subordinated Series 2021-1 Class B
04/15/2036	2.918%	1,742,549	1,547,562
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	4,026,862	3,678,136
Capital One Multi-Asset Execution Trust
Series 2022-A2 Class A
05/15/2027	3.490%	2,773,000	2,683,423
Series 2023-A1 Class A
05/15/2028	4.420%	2,316,000	2,257,387
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Prime Auto Receivables Trust
Series 2023-1 Class A3
02/15/2028	4.870%	5,809,000	5,730,419
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	848,175	689,457
Carvana Auto Receivables Trust(a)
Series 2023-P3 Class A4
07/10/2029	5.710%	1,418,000	1,402,999
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	435,391	434,650
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,241,950
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month Term SOFR + 0.674% Floor 0.560% 02/25/2033	5.994%	421,331	413,525
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	180,457	168,062
Series 2003-6 Class 1A5
11/25/2034	4.888%	134,136	128,252
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month Term SOFR + 1.764% Floor 1.650% 11/26/2046	7.084%	554,033	556,671
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	350,043	325,791
Series 2019-A Class A2
12/28/2048	3.280%	868,664	783,646
Consumer Receivables Asset Investment Trust(a),(b)
Series 2021-1 Class A1X
3-month Term SOFR + 3.750% Floor 3.000% 12/15/2024	9.058%	838,333	839,972
COOF Securitization Trust Ltd.(a),(c),(d)
CMO Series 2014-1 Class A
06/25/2040	2.847%	254,802	19,086
Credit Acceptance Auto Loan Trust(a)
Series 2021-2A Class A
02/15/2030	0.960%	436,193	430,870
Series 2021-3A Class B
07/15/2030	1.380%	4,162,000	3,926,116
2	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,504,000	1,405,640
Subordinated Series 2023-1A Class C
07/15/2033	7.710%	5,195,000	5,300,349
Subordinated Series 2023-2A Class C
09/15/2033	7.150%	3,750,000	3,669,759
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	5,000,000	4,956,138
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,502,771
Diamond Resorts Owner Trust(a)
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	1,383,402	1,248,377
Discover Card Execution Note Trust
Series 2022-A3 Class A3
07/15/2027	3.560%	5,968,000	5,763,419
Series 2023-A1 Class A
03/15/2028	4.310%	4,612,000	4,485,129
Series 2023-A2 Class A
06/15/2028	4.930%	8,120,000	8,024,407
DLLAA LLC(a)
Series 2023-1A Class A3
02/22/2028	5.640%	2,105,000	2,108,001
DT Auto Owner Trust(a)
Subordinated Series 2021-2A Class C
02/16/2027	1.100%	2,104,000	2,059,448
Enterprise Fleet Financing LLC(a)
Series 2023-1 Class A3
10/22/2029	5.420%	1,719,000	1,687,013
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	6,768,234
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	854,834
Subordinated Series 2023-4A Class E
02/18/2031	9.570%	2,035,000	2,041,859
Exeter Automobile Receivables Trust
Subordinated Series 2022-2A Class D
07/17/2028	4.560%	6,035,000	5,780,598
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	5,000,000	5,045,178
Flagship Credit Auto Trust(a)
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,516,683
Ford Credit Auto Owner Trust(a)
Series 2022-1 Class A
11/15/2034	3.880%	3,647,000	3,412,669
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-1 Class A
08/15/2035	4.850%	2,403,000	2,335,383
Series 2023-2 Class A
02/15/2036	5.280%	4,189,000	4,106,456
Ford Credit Auto Owner Trust
Series 2022-D Class A4
03/15/2028	5.300%	917,000	909,175
Series 2023-A Class A3
02/15/2028	4.650%	3,954,000	3,883,482
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	3,609,000	3,543,705
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	136,734	135,100
Series 2020-1A Class A
07/16/2040	3.540%	1,009,166	975,391
Subordinated Series 2023-2A Class B
06/15/2049	6.970%	4,000,000	3,999,188
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	786,279
FREED ABS Trust(a)
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	1,097,202	1,092,616
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	2,230,000	2,105,433
Subordinated Series 2022-1FP Class D
03/19/2029	3.350%	4,150,000	3,888,483
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	1,200,000	1,147,282
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,240,000	6,699,182
Subordinated Series 2021-3A Class D
07/15/2027	1.480%	8,330,000	7,556,718
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	2,250,000	2,095,424
GM Financial Automobile Leasing Trust
Series 2023-2 Class A4
05/20/2027	5.090%	1,277,000	1,259,015
Series 2023-3 Class A3
11/20/2026	5.380%	2,392,000	2,384,107
Series 2023-3 Class A4
08/20/2027	5.440%	812,000	809,167

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust
Series 2022-4 Class A3
08/16/2027	4.820%	1,574,000	1,558,946
GM Financial Revolving Receivables Trust(a)
Series 2022-1 Class A
10/11/2035	5.910%	2,406,000	2,438,627
Series 2023-1 Class A
04/11/2035	5.120%	625,000	612,083
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	2,399,000	2,380,138
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	3,593	3,573
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	160,647	143,792
Series 2017-2A Class A
10/15/2053	3.260%	823,816	730,915
Series 2019-2A Class A
04/15/2055	2.760%	1,140,114	960,887
Goodgreen Trust(a),(e),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	773,774	719,610
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	255,601	219,942
Series 2017-1A Class A2
09/20/2047	4.460%	406,233	357,865
Series 2017-3A Class A2
09/20/2048	3.950%	520,060	448,207
Hertz Vehicle Financing III LLC(a)
Series 2022-1A Class A
06/25/2026	1.990%	2,152,000	2,020,318
Series 2023-2A Class A
09/25/2029	5.570%	4,646,000	4,509,775
Series 2023-4A Class A
03/25/2030	6.150%	2,703,000	2,689,010
Hertz Vehicle Financing LLC(a)
Series 2022-4A Class A
09/25/2026	3.730%	2,253,000	2,161,572
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/20/2037	9.063%	3,998,500	3,902,358
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	98,846	98,257
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honda Auto Receivables Owner Trust
Series 2023-1 Class A3
04/21/2027	5.040%	4,095,000	4,059,550
Hyundai Auto Lease Securitization Trust(a)
Series 2023-B Class A4
04/15/2027	5.170%	2,033,000	1,992,764
Series 2023-C Class A4
09/15/2027	5.840%	1,350,000	1,348,714
Hyundai Auto Receivables Trust
Series 2021-C Class A4
12/15/2027	1.030%	1,650,000	1,516,685
Series 2022-A Class A3
10/15/2026	2.220%	3,070,000	2,969,034
Series 2023-A Class A4
07/17/2028	4.480%	1,844,000	1,801,681
Series 2023-B Class A3
04/17/2028	5.480%	1,040,000	1,039,010
Lending Funding Trust(a)
Subordinated Series 2020-2 Class D
04/21/2031	6.770%	6,000,000	5,235,851
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	3,708,000	3,636,248
Subordinated Series 2021-A Class C
12/15/2028	2.750%	2,664,246	2,615,178
Subordinated Series 2021-B Class B
02/15/2029	1.680%	1,663,269	1,654,030
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,363,566
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	3,999,764
Subordinated Series 2021-2 Class D
04/20/2032	4.460%	6,000,000	4,593,545
LP LMS Asset Securitization Trust(a),(e),(f)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	7,381,000	7,002,724
LPMS(a),(e),(f)
Series 2021-1A Class B
04/15/2041	3.966%	6,133,764	6,101,868
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,093,209
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,360,420
Series 2019-AA Class D
07/20/2032	5.440%	6,000,000	5,693,664

4	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-AA Class D
10/20/2037	9.100%	3,650,000	3,764,466
Subordinated Series 2022-AA Class E
10/20/2037	10.980%	5,000,000	4,978,445
Marlette Funding Trust(a)
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	3,420,000	3,380,850
Mercedes-Benz Auto Lease Trust
Series 2023-A Class A3
01/15/2027	4.740%	2,736,000	2,694,968
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,111,556
Series 2023-1 Class A4
04/16/2029	4.310%	1,652,000	1,602,195
Mercury Financial Credit Card Master Trust(a)
Series 2023-1A Class A
09/20/2027	8.040%	5,937,000	5,973,340
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	528,326	508,105
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month Term SOFR + 2.264% 12/15/2045	7.597%	1,148,510	1,154,894
Navient Private Education Refi Loan Trust(a)
Series 2018-CA Class A2
06/16/2042	3.520%	41,349	40,780
Series 2018-DA Class A2A
12/15/2059	4.000%	1,480,785	1,416,298
Series 2019-A Class A2A
01/15/2043	3.420%	781,281	756,716
Series 2019-CA Class A2
02/15/2068	3.130%	548,327	518,753
Series 2019-D Class A2A
12/15/2059	3.010%	1,738,568	1,598,592
Series 2019-FA Class A2
08/15/2068	2.600%	1,304,867	1,199,494
Series 2020-BA Class A2
01/15/2069	2.120%	731,429	665,331
Series 2020-EA Class A
05/15/2069	1.690%	3,470,653	3,091,890
Series 2020-GA Class A
09/16/2069	1.170%	1,202,521	1,058,223
Series 2021-BA Class A
07/15/2069	0.940%	727,893	631,878
Series 2021-CA Class A
10/15/2069	1.060%	2,820,266	2,398,513
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-EA Class A
12/16/2069	0.970%	3,927,506	3,281,850
Series 2021-FA Class A
02/18/2070	1.110%	2,456,717	2,049,869
Series 2021-GA Class A
04/15/2070	1.580%	616,921	520,170
Series 2022-A Class A
07/15/2070	2.230%	6,023,883	5,198,501
Navient Student Loan Trust(a)
Series 2019-BA Class A2A
12/15/2059	3.390%	1,283,123	1,213,030
Series 2021-3A Class A1A
08/25/2070	1.770%	2,686,762	2,294,324
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
90-day Average SOFR + 0.442% Floor 0.180% 10/27/2036	5.496%	634,371	621,698
Series 2004-4 Class A5
90-day Average SOFR + 0.422% Floor 0.160% 01/25/2037	5.476%	1,818,522	1,793,983
Series 2005-1 Class A5
90-day Average SOFR + 0.372% Floor 0.110% 10/25/2033	5.426%	2,085,971	2,043,156
Series 2005-2 Class A5
90-day Average SOFR + 0.362% Floor 0.100% 03/23/2037	5.603%	3,870,849	3,792,077
Series 2005-3 Class A5
90-day Average SOFR + 0.382% Floor 0.120% 12/24/2035	5.623%	3,391,721	3,328,595
Series 2005-4 Class A4
90-day Average SOFR + 0.442% Floor 0.180% 03/22/2032	5.683%	277,541	269,199
Nissan Auto Lease Trust
Series 2023-B Class A3
07/15/2026	5.690%	4,714,000	4,720,216
Series 2023-B Class A4
11/15/2027	5.610%	1,804,000	1,794,856
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,234,223
Series 2023-A Class A4
06/17/2030	4.850%	956,000	938,670

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	700,000	658,909
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	550,008
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	897,032	865,317
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	4,978,768
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	3,329,499	3,293,389
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A3
04/15/2026	3.960%	1,929,000	1,905,573
Series 2022-A Class A4
12/15/2028	4.180%	948,000	922,690
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,305,091
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	198,769	175,887
Renew Financial(a)
Series 2023-1A Class A
11/20/2058	5.900%	2,372,586	2,209,647
Santander Drive Auto Receivables Trust
Series 2022-2 Class A3
10/15/2026	2.980%	2,769,116	2,747,403
Series 2022-3 Class A3
12/15/2026	3.400%	1,333,098	1,320,536
Series 2022-4 Class A3
02/16/2027	4.140%	2,620,200	2,598,900
Series 2022-5 Class A3
08/17/2026	4.110%	2,020,638	2,008,064
Series 2022-6 Class A3
11/16/2026	4.490%	4,756,000	4,726,114
Series 2022-7 Class A3
04/15/2027	5.750%	1,076,000	1,074,793
Subordinated Series 2023-2 Class C
12/16/2030	5.470%	3,700,000	3,589,280
SART(f)
Series 2017-1 Class X
11/17/2025	4.750%	157,854	155,486
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SART(a),(f)
Series 2018-1 Class A
06/15/2025	4.750%	321,280	313,248
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,621,059
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	3,791,800
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	3,209,564	3,071,760
SLC Student Loan Trust(b)
Series 2010-1 Class A
90-day Average SOFR + 1.137% Floor 0.875% 11/25/2042	6.300%	216,838	215,729
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month Term SOFR + 1.564% 02/17/2032	6.897%	231,342	231,401
Series 2016-C Class A2B
1-month Term SOFR + 1.214% Floor 1.100% 09/15/2034	6.547%	314,619	315,015
Series 2023-B Class A1B
30-day Average SOFR + 1.800% Floor 1.800% 10/16/2056	7.113%	2,255,000	2,270,961
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	3,235,557	3,105,228
Series 2018-C Class A2A
11/15/2035	3.630%	1,200,709	1,150,180
Series 2020-BA Class A1A
07/15/2053	1.290%	804,303	711,952
Series 2020-PTA Class A2A
09/15/2054	1.600%	2,001,613	1,774,363
Series 2020-PTB Class A2A
09/15/2054	1.600%	5,652,446	4,922,242
Series 2021-A Class APT1
01/15/2053	1.070%	3,589,926	3,036,489
Series 2021-B Class A
07/17/2051	1.310%	1,229,891	1,083,918
Series 2021-E Class A1A
02/15/2051	1.680%	2,396,520	2,126,182
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	92,010	87,801

6	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	240,517	214,289
Series 2021-A Class AFX
08/17/2043	1.030%	658,467	550,836
Series 2021-B Class AFX
02/15/2047	1.140%	1,965,271	1,628,060
Synchrony Card Funding LLC
Series 2022-A2 Class A
07/15/2028	3.860%	1,432,000	1,387,537
Series 2023-A1 Class A
07/15/2029	5.540%	7,267,000	7,258,772
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	1,746,197	1,723,934
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	1,991,000	1,969,741
Toyota Auto Receivables Owner Trust
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,159,418
Series 2023-A Class A4
08/15/2028	4.420%	1,554,000	1,509,925
Series 2023-B Class A3
02/15/2028	4.710%	2,373,000	2,327,737
Series 2023-C Class A3
04/17/2028	5.160%	3,756,000	3,726,914
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	952,282
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	1,571,854	1,503,336
Series 2021-ST8 Class A
10/20/2029	1.750%	1,322,457	1,285,894
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	75,860	75,668
US Auto Funding(a)
Subordinated Series 2021-1A Class B
03/17/2025	1.490%	687,106	681,357
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	6,000,000	5,836,482
US Auto Funding Trust(a)
Subordinated Series 2022-1A Class D
07/15/2027	9.140%	5,000,000	804,448
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	1,761,000	1,656,180
Series 2023-2 Class A
04/13/2028	4.890%	1,325,000	1,311,170
Series 2023-4 Class A1A
06/20/2029	5.160%	6,117,000	6,065,116
Verizon Master Trust(c)
Series 2022-4 Class A
11/20/2028	3.400%	3,777,000	3,637,686
Series 2022-6 Class A
01/22/2029	3.670%	2,361,000	2,277,463
Series 2023-1 Class A
01/22/2029	4.490%	3,606,000	3,533,624
Veros Auto Receivables Trust(a)
Subordinated Series 2021-1 Class B
10/15/2026	1.490%	2,720,997	2,662,105
VM Debt LLC(a),(f)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,998,528	5,399,117
Volkswagen Auto Loan Enhanced Trust
Series 2023-1 Class A3
06/20/2028	5.020%	2,634,000	2,605,614
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	189,219	183,050
World Omni Select Auto Trust
Series 2023-A Class A2A
03/15/2027	5.920%	2,218,891	2,223,637
Total Asset-Backed Securities — Non-Agency (Cost $497,147,254)			471,454,129

Commercial Mortgage-Backed Securities - Agency 5.3%

Fannie Mae Multifamily REMIC Trust(c)
Series 2022-M10 Class A2
01/25/2032	2.003%	7,800,000	6,066,479
Fannie Mae Multifamily REMIC Trust
Series 2022-M1S Class A2
04/25/2032	2.081%	8,700,000	6,810,800
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,321,472
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	702,351
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,729,114
Series K145 Class AM (FHLMC)
06/25/2055	2.580%	8,250,000	6,677,514

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K146 Class A2 (FHLMC)
06/25/2032	2.920%	5,900,000	4,943,721
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,406,050
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,221,918
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,135,060
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,156,197
Federal National Mortgage Association
12/01/2025	3.765%	3,305,158	3,190,052
07/01/2026	4.450%	2,382,101	2,329,776
12/01/2026	3.240%	1,500,000	1,409,501
01/01/2027	3.710%	2,857,492	2,723,634
02/01/2027	3.340%	1,000,000	944,505
05/01/2027	2.430%	2,277,930	2,067,469
06/01/2027	2.370%	4,550,000	4,104,309
06/01/2027	3.000%	1,923,588	1,778,748
06/01/2028	3.570%	2,777,112	2,601,074
11/01/2028	1.859%	7,300,000	6,193,148
11/01/2028	4.250%	543,745	521,164
02/01/2029	3.740%	1,515,000	1,410,868
10/01/2029	3.121%	2,195,728	1,990,987
02/01/2030	2.570%	2,494,783	2,153,785
02/01/2030	2.920%	2,637,732	2,343,082
02/01/2030	3.550%	1,000,000	904,781
05/01/2030	3.420%	8,867,946	7,980,882
06/01/2030	3.130%	4,812,000	4,258,627
07/01/2030	3.850%	4,364,809	4,030,440
02/01/2031	3.260%	6,236,000	5,458,072
01/01/2032	2.730%	2,498,456	2,111,701
01/01/2032	2.730%	1,825,000	1,522,208
01/01/2032	2.780%	2,128,147	1,804,656
01/01/2032	2.970%	1,547,677	1,330,008
02/01/2032	2.990%	2,869,633	2,465,014
05/01/2032	3.090%	5,565,000	4,726,672
06/01/2032	3.540%	7,921,000	6,983,633
11/01/2032	4.180%	6,605,000	6,083,567
11/01/2032	4.230%	3,954,095	3,680,543
11/01/2032	4.705%	3,400,000	3,260,255
12/01/2032	4.830%	4,717,000	4,579,771
01/01/2033	3.820%	8,899,158	8,017,409
11/01/2033	2.430%	1,318,323	1,049,625
12/01/2033	2.500%	1,622,750	1,291,101
04/01/2035	3.330%	2,351,752	2,017,934
10/01/2035	2.880%	5,000,000	3,792,261
Series 2015-M10 Class A2
04/25/2027	3.092%	7,746,795	7,262,937
Series 2017-M5 Class A2
04/25/2029	3.176%	1,357,404	1,230,242
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-T1 Class A
06/25/2027	2.898%	2,759,381	2,533,717
Series 2021-M3 Class 1A1
11/25/2033	1.000%	2,903,019	2,727,618
Series 2022-M13 Class A2
06/25/2032	2.593%	11,430,000	9,285,178
Federal National Mortgage Association(c)
06/01/2037	5.888%	352,566	351,169
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	119,550	118,453
CMO Series 2015-M11 Class A2
04/25/2025	2.943%	1,752,930	1,684,134
Series 2017-M12 Class A2
06/25/2027	3.164%	1,576,837	1,470,531
Series 2018-M10 Class A2
07/25/2028	3.469%	2,683,000	2,497,281
Series 2018-M3 Class A2
02/25/2030	3.171%	876,590	786,706
Series 2018-M4 Class A2
03/25/2028	3.166%	1,122,208	1,034,647
Series 2022-M3 Class A2
11/25/2031	1.764%	16,900,000	13,038,460
Federal National Mortgage Association(c),(d)
Series 2021-M3 Class X1
11/25/2033	2.048%	35,517,571	3,004,460
Freddie Mac Multiclass Certificates(c),(d)
Series 2021-P011 Class X1
09/25/2045	1.784%	20,570,700	2,397,604
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	9.065%	1,000,000	962,283
Freddie Mac Multifamily Structured Pass Through Certificates(c)
Series K-150 Class A2
09/25/2032	3.710%	13,100,000	11,644,012
Freddie Mac Multifamily Structured Pass-Through Certificates(c)
Series K153 Class A2 (FHLMC)
12/25/2032	3.820%	5,800,000	5,187,871
Series KG08 Class A2 (FHLMC)
05/25/2033	4.134%	2,940,000	2,675,501
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(d)
Series KL05 Class X1P (FHLMC)
06/25/2029	1.024%	75,000,000	3,236,392
FREMF Mortgage Trust(a),(c)
Subordinated Series 2015-K44 Class B
01/25/2048	3.846%	3,410,000	3,290,637
Subordinated Series 2016-K59 Class B
11/25/2049	3.700%	2,383,000	2,216,644

8	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-K92 Class B
05/25/2052	4.341%	6,000,000	5,458,150
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	5.782%	291,549	289,215
CMO Series 2015-H15 Class FJ
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 06/20/2065	5.872%	1,904,183	1,892,668
CMO Series 2015-H16 Class FG
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	5.658%	1,895,639	1,882,964
CMO Series 2015-H16 Class FL
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	5.658%	1,041,193	1,034,641
CMO Series 2015-H18 Class FA
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 06/20/2065	5.882%	360,397	358,287
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.432%	113,169	112,828
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
30-day Average SOFR + 3.864% Floor 3.750% 03/25/2050	9.179%	7,990,477	7,773,613
Total Commercial Mortgage-Backed Securities - Agency (Cost $270,936,289)			246,720,781

Commercial Mortgage-Backed Securities - Non-Agency 5.2%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,189,183	2,145,796
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	496,080
Series 2014-SFR3 Class A
12/17/2036	3.678%	965,062	941,706
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	993,612
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,050,955	1,014,904
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,126,696
Subordinated Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	195,111
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,941,339
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,781,691
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,413,527
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,723,516
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,289,899
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	3,877,502
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,493,951
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,206,711
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,498,297
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,214,910
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	7,724,821
AMSR Trust(a),(c)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	1,814,613
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	1,804,774
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month Term SOFR + 2.364% Floor 2.250% 08/17/2026	7.695%	8,000,000	7,564,756
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	613,739	585,296
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,398,579
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(d)
CMO Series 2007-T26 Class X1
01/12/2045	1.169%	58,611	3
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	6.147%	6,056,000	5,892,570

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-XL2 Class A
1-month Term SOFR + 0.803% Floor 0.689% 10/15/2038	6.135%	2,194,096	2,143,153
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	633,259	606,482
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
02/15/2053	2.717%	6,215,000	5,118,501
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	179,945	0
Comm Mortgage Trust(c)
Series 2013-CR13 Class A4
11/10/2046	4.194%	557,513	555,674
COMM Mortgage Trust
Series 2014-UBS4 Class A4
08/10/2047	3.420%	1,700,000	1,659,528
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,501,741	1,447,190
COMM Mortgage Trust(a),(c)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	2,789,497
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,784,693
Subordinated Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,236,982
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,824,960
Commercial Mortgage Trust
Series 2014-CR19 Class ASB
08/10/2047	3.499%	187,067	184,948
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,385,777
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,090,097
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	1,107,527	1,060,738
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	1,941,752
EQUS Mortgage Trust(a),(b)
Series 2021-EQAZ Class A
1-month Term SOFR + 0.864% Floor 0.755% 10/15/2038	6.202%	2,370,952	2,314,633
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	3,600,000	3,297,273
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	5,152,290
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,173,269
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	4,789,595
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	6,028,490
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	7.315%	3,027,134	2,932,828
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	8.665%	7,250,000	6,564,855
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	9.565%	3,929,929	3,949,511
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	11.815%	2,500,000	2,537,434
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.417%	4,000,000	3,682,761
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,152,964
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,358,666
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	3,729,418
GS Mortgage Securities Trust
Series 2014-GC18 Class A4
01/10/2047	4.074%	3,217,000	3,196,793
Series 2015-GC32 Class A3
07/10/2048	3.498%	966,454	921,416
Series 2015-GC32 Class AAB
07/10/2048	3.513%	2,501,156	2,438,153
Series 2020-GSA2 Class A4
12/12/2053	1.721%	3,042,000	2,333,893
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	890,945	863,349

10	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	1,935,802
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
01/15/2047	4.199%	346,003	339,601
Series 2014-C23 Class A4
09/15/2047	3.670%	393,706	385,771
Series 2015-C28 Class A3
10/15/2048	2.912%	1,927,098	1,862,479
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A4
12/15/2046	4.166%	114,807	114,514
KGS-Alpha SBA COOF Trust(a),(c),(d)
CMO Series 2012-2 Class A
08/25/2038	0.799%	685,270	12,454
CMO Series 2013-2 Class A
03/25/2039	1.608%	963,656	29,748
CMO Series 2014-2 Class A
04/25/2040	2.980%	231,632	15,489
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,303,797
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month Term SOFR + 1.064% Floor 0.950% 11/15/2038	6.397%	3,665,409	3,573,417
Morgan Stanley Capital I Trust(a),(c),(d)
CMO Series 2006-T21 Class X
10/12/2052	0.061%	1,736,780	6
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	821,989
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	1,424,000	1,102,104
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,627,106
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,024,090
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	5,981,747
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	7,238,990
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,334,401
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,156,622
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,060,198
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	1,983,167
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,171,805
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,296,375
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	7,000,000	5,819,842
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,134,886
Progress Residential Trust(a),(g)
Subordinated Series 2020-SFR2 Class GREG
06/17/2037	0.000%	5,154,026	4,442,564
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	2,802,117
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	783,225	705,049
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	4,437,753
Starwood Waypoint Homes Trust(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,170,050
Wachovia Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2004-C12 Class
07/15/2041	0.894%	527,385	1,148
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	399,436	4
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month Term SOFR + 1.264% Floor 1.150% 02/15/2040	6.597%	1,491,742	1,412,317
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $269,405,406)			243,685,625

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
ING Groep NV(h),(i)
	3.875%	1,500,000	1,083,147
Total Convertible Bonds (Cost $1,500,000)			1,083,147

Corporate Bonds & Notes 28.7%

Aerospace & Defense 0.5%
Airbus Group SE(a)
04/10/2047	3.950%	150,000	116,611
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	321,206
09/15/2050	3.000%	209,000	127,826
Boeing Co. (The)
02/04/2026	2.196%	3,122,000	2,868,095
05/01/2026	3.100%	580,000	541,458
05/01/2027	5.040%	495,000	483,705
03/01/2028	3.250%	340,000	305,269
02/01/2035	3.250%	1,011,000	776,055
02/01/2050	3.750%	1,803,000	1,222,471
05/01/2050	5.805%	1,593,000	1,442,330
L3Harris Technologies, Inc.
01/15/2027	5.400%	4,872,000	4,831,208
07/31/2033	5.400%	3,140,000	3,018,065
Lockheed Martin Corp.
02/15/2034	4.750%	3,286,000	3,111,479
05/15/2036	4.500%	400,000	364,290
Northrop Grumman Corp.
05/01/2030	4.400%	1,057,000	988,800
Raytheon Technologies Corp.
04/15/2047	4.350%	180,000	139,895
02/27/2053	5.375%	1,076,000	973,977
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%	420,000	412,536
11/30/2029	9.375%	168,000	170,976
TransDigm, Inc.(a)
03/15/2026	6.250%	685,000	675,624
TransDigm, Inc.
11/15/2027	5.500%	685,000	642,887
United Technologies Corp.
06/01/2042	4.500%	153,000	125,224
05/15/2045	4.150%	199,000	150,696
11/01/2046	3.750%	450,000	317,823
Total			24,128,506
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	604,013	543,042
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,310,928	1,238,033
Series 2017-1 Class A
01/15/2030	3.550%	404,736	342,732
Series 2017-1 Class AA
01/15/2030	3.300%	285,696	248,483
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	1,223,050	1,091,071
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	825,000	806,746
04/20/2029	5.750%	2,545,000	2,366,263
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	439,695	389,981
Series 2018-1 Class AA
09/20/2031	3.800%	316,448	288,379
Series 2019-1 Class AA
12/15/2032	3.300%	557,050	476,605
Continental Airlines Pass-Through Trust
10/29/2024	4.000%	95,403	92,771
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	3,017,000	2,869,524
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	213,272	185,039
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	1,000,056	859,617
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	962,367
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	167,635	160,683
03/01/2026	4.600%	190,780	179,655
Series 2016-1 Class AA
07/07/2028	3.100%	546,723	490,682
Series 2016-1 Class B
01/07/2026	3.650%	69,291	64,091
Series 2018-1 Class A
03/01/2030	3.700%	1,363,389	1,172,994
Series 2018-1 Class AA
03/01/2030	3.500%	622,830	551,815
Series 2019-1 Class A
08/25/2031	4.550%	727,970	643,556
Series 2019-1 Class AA
08/25/2031	4.150%	814,193	734,142
Total			16,215,229

12	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apartment REIT 0.1%
American Homes 4 Rent LP
04/15/2032	3.625%	1,584,000	1,307,001
04/15/2052	4.300%	710,000	511,678
ERP Operating LP
12/01/2028	4.150%	164,000	153,927
Essex Portfolio LP
01/15/2031	1.650%	307,000	225,182
06/15/2031	2.550%	817,000	633,103
03/15/2032	2.650%	295,000	226,682
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	273,000	201,910
04/15/2032	4.150%	1,577,000	1,353,683
Mid-America Apartments LP
10/15/2023	4.300%	812,000	810,971
UDR, Inc.
09/01/2026	2.950%	363,000	335,349
01/15/2030	3.200%	188,000	161,067
08/15/2031	3.000%	115,000	93,204
08/01/2032	2.100%	266,000	191,435
Total			6,205,192
Automotive 0.9%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	1,055,000	994,356
04/15/2028	7.000%	500,000	494,294
Allison Transmission, Inc.(a)
06/01/2029	5.875%	1,030,000	970,683
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,805,000	1,713,643
Clarios Global LP(a)
05/15/2025	6.750%	741,000	735,342
Dana, Inc.
06/15/2028	5.625%	1,060,000	969,912
Ford Motor Credit Co. LLC
11/13/2025	3.375%	2,205,000	2,045,290
01/08/2026	4.389%	1,685,000	1,590,472
06/10/2026	6.950%	281,000	280,649
08/10/2026	2.700%	1,117,000	994,487
01/09/2027	4.271%	201,000	185,801
08/17/2027	4.125%	2,845,000	2,591,213
02/10/2029	2.900%	1,547,000	1,270,472
05/03/2029	5.113%	948,000	866,590
06/10/2030	7.200%	1,947,000	1,957,121
06/17/2031	3.625%	700,000	561,684
General Motors Co.
04/01/2045	5.200%	737,000	573,704
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
10/15/2024	1.200%	830,000	788,833
04/07/2025	3.800%	195,000	187,937
01/08/2026	1.250%	714,000	638,150
01/08/2031	2.350%	477,000	359,883
06/10/2031	2.700%	400,000	306,148
Goodyear Tire & Rubber Co. (The)
05/31/2025	9.500%	385,000	391,921
07/15/2029	5.000%	455,000	392,752
04/30/2031	5.250%	495,000	416,507
07/15/2031	5.250%	940,000	771,866
Harley-Davidson Financial Services, Inc.(a)
03/10/2028	6.500%	1,378,000	1,362,013
Hyundai Capital America(a)
01/08/2024	0.800%	726,000	715,423
10/15/2025	1.800%	208,000	191,233
01/08/2026	1.300%	2,211,000	1,991,825
03/30/2026	5.500%	932,000	920,045
06/15/2026	1.500%	1,710,000	1,518,744
09/21/2026	5.950%	2,533,000	2,525,813
02/10/2027	3.000%	315,000	285,108
10/15/2027	2.375%	218,000	188,881
01/10/2028	1.800%	331,000	277,155
03/30/2028	5.600%	2,872,000	2,806,571
06/26/2030	5.700%	1,814,000	1,741,232
09/21/2030	6.200%	2,261,000	2,224,111
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	544,202
Toyota Motor Credit Corp.
09/11/2028	5.250%	1,808,000	1,797,542
Total			42,139,608
Banking 6.6%
ABN AMRO Bank NV(a),(i)
12/13/2029	2.470%	1,300,000	1,073,024
Subordinated
03/13/2037	3.324%	1,000,000	741,367
AIB Group PLC(a)
10/12/2023	4.750%	577,000	576,590
AIB Group PLC(a),(i)
04/10/2025	4.263%	655,000	645,589
09/13/2029	6.608%	265,000	263,980
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	850,000	827,096
American Express Co.
11/04/2026	1.650%	455,000	402,544
11/05/2027	5.850%	1,200,000	1,208,349

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Co.(i)
07/28/2027	5.389%	2,726,000	2,686,483
07/27/2029	5.282%	7,163,000	6,982,368
05/01/2034	5.043%	1,031,000	950,651
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	245,332
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	215,466
Banco Santander SA
05/28/2025	2.746%	400,000	376,816
03/25/2026	1.849%	400,000	359,518
08/08/2028	5.588%	3,800,000	3,717,724
Banco Santander SA(i)
09/14/2027	1.722%	200,000	175,211
Subordinated
11/22/2032	3.225%	200,000	151,331
Bank of America Corp.(i)
10/01/2025	3.093%	737,000	712,759
07/22/2027	1.734%	2,767,000	2,451,973
02/04/2028	2.551%	1,545,000	1,376,221
04/24/2028	3.705%	1,800,000	1,657,633
12/20/2028	3.419%	6,879,000	6,169,125
09/15/2029	5.819%	2,825,000	2,790,673
02/13/2031	2.496%	1,689,000	1,354,073
07/23/2031	1.898%	715,000	542,977
04/22/2032	2.687%	1,930,000	1,513,315
02/04/2033	2.972%	2,190,000	1,727,074
04/25/2034	5.288%	5,166,000	4,806,332
09/15/2034	5.872%	1,180,000	1,147,252
06/19/2041	2.676%	4,775,000	3,057,146
Bank of America NA
Subordinated
10/15/2036	6.000%	350,000	350,998
Bank of Montreal
09/25/2028	5.717%	5,523,000	5,466,771
Bank of Montreal(i)
Subordinated
12/15/2032	3.803%	199,000	174,108
Bank of New York Mellon Corp. (The)(i)
04/26/2027	4.947%	3,376,000	3,295,469
04/26/2034	4.967%	452,000	416,635
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	260,000	251,008
Banque Federative du Credit Mutuel SA(a)
07/13/2025	4.524%	1,275,000	1,240,514
01/26/2026	4.935%	320,000	311,210
07/13/2026	5.896%	380,000	377,330
10/04/2026	1.604%	745,000	655,549
07/13/2028	5.790%	1,000,000	989,980
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC(i)
12/10/2024	1.007%	577,000	570,751
09/13/2027	6.496%	1,390,000	1,386,470
09/13/2029	6.490%	4,714,000	4,675,709
11/02/2033	7.437%	637,000	655,461
05/09/2034	6.224%	2,817,000	2,669,515
09/13/2034	6.692%	2,334,000	2,279,085
BNP Paribas SA(a),(i)
06/09/2026	2.219%	289,000	269,564
01/13/2027	1.323%	230,000	205,951
06/12/2029	5.335%	3,634,000	3,528,817
01/20/2033	3.132%	341,000	267,807
BPCE SA(a)
01/20/2026	1.000%	401,000	358,216
07/19/2027	4.750%	250,000	238,202
01/18/2028	5.125%	2,950,000	2,846,767
Subordinated
07/11/2024	4.625%	300,000	294,329
BPCE SA(a),(i)
10/06/2026	1.652%	284,000	257,637
01/20/2032	2.277%	855,000	640,189
Subordinated
10/19/2032	3.116%	2,390,000	1,782,011
BPCE SA
12/02/2026	3.375%	700,000	647,704
CaixaBank SA(a),(i)
09/13/2027	6.684%	530,000	530,042
Canadian Imperial Bank of Commerce(j)
10/02/2026	5.926%	3,434,000	3,434,328
10/03/2028	5.986%	3,976,000	3,965,419
10/03/2033	6.092%	2,711,000	2,693,926
Capital One Financial Corp.(i)
11/02/2027	1.878%	450,000	390,959
Capital One Financial Corp.
Subordinated
10/29/2025	4.200%	239,000	227,797
Citibank, NA
09/29/2028	5.803%	4,510,000	4,512,380
Citigroup, Inc.(i)
04/24/2025	3.352%	220,000	216,071
01/25/2026	2.014%	3,720,000	3,511,998
04/08/2026	3.106%	682,000	651,082
09/29/2026	5.610%	2,511,000	2,484,942
02/24/2028	3.070%	690,000	625,802
07/24/2028	3.668%	1,140,000	1,044,964
04/23/2029	4.075%	170,000	156,348
03/20/2030	3.980%	1,300,000	1,167,565
01/29/2031	2.666%	2,000,000	1,621,325
11/03/2032	2.520%	2,275,000	1,727,880
01/24/2039	3.878%	1,735,000	1,344,239

14	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
05/25/2034	6.174%	5,460,000	5,234,845
Citigroup, Inc.
12/01/2025	7.000%	765,000	775,801
10/21/2026	3.200%	551,000	508,794
01/15/2028	6.625%	215,000	223,451
Citigroup, Inc.(h),(i)
Junior Subordinated
	5.950%	484,000	463,293
Commonwealth Bank of Australia(a)
Subordinated
03/11/2041	3.305%	530,000	338,614
Cooperatieve Rabobank UA(a),(i)
02/28/2029	5.564%	6,536,000	6,371,544
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	289,000	278,759
07/21/2026	3.750%	356,000	331,532
Credit Agricole SA(a),(i)
06/16/2026	1.907%	385,000	357,861
01/26/2027	1.247%	1,790,000	1,599,085
Subordinated
01/10/2033	4.000%	1,634,000	1,448,852
Credit Agricole SA(a)
07/05/2026	5.589%	250,000	248,075
07/12/2028	5.301%	3,920,000	3,840,821
Subordinated
03/17/2025	4.375%	340,000	328,531
01/14/2030	3.250%	685,000	571,340
01/11/2041	2.811%	250,000	152,994
Credit Agricole SA(a),(i),(j)
10/03/2029	6.316%	1,065,000	1,065,066
Credit Suisse AG
04/09/2025	2.950%	925,000	878,728
08/07/2026	1.250%	250,000	218,459
Credit Suisse Group AG(a),(i)
09/11/2025	2.593%	770,000	741,038
06/05/2026	2.193%	580,000	538,911
02/02/2027	1.305%	2,220,000	1,965,811
08/11/2028	6.442%	2,085,000	2,081,023
01/12/2029	3.869%	250,000	226,313
04/01/2031	4.194%	1,440,000	1,260,422
Credit Suisse Group AG(a)
01/09/2028	4.282%	2,059,000	1,893,155
Danske Bank A/S(a),(i)
12/20/2025	3.244%	500,000	478,941
01/09/2026	6.466%	1,069,000	1,066,987
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG(i)
11/24/2026	2.129%	945,000	854,300
07/13/2027	7.146%	420,000	422,467
01/07/2028	2.552%	250,000	218,227
01/18/2029	6.720%	210,000	208,691
Subordinated
01/07/2033	3.742%	3,562,000	2,559,456
DNB Bank ASA(a),(i)
03/30/2028	1.605%	685,000	587,401
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	366,000	346,207
08/23/2025	4.400%	315,000	304,911
Goldman Sachs Group Inc. (The)(i)
08/10/2026	5.798%	300,000	297,800
Goldman Sachs Group, Inc. (The)(i)
09/29/2025	3.272%	302,000	292,567
03/09/2027	1.431%	2,635,000	2,345,589
02/24/2028	2.640%	1,700,000	1,516,513
03/15/2028	3.615%	770,000	710,603
06/05/2028	3.691%	1,301,000	1,197,880
04/22/2032	2.615%	2,705,000	2,111,371
02/24/2033	3.102%	2,270,000	1,815,228
02/24/2043	3.436%	200,000	137,941
Goldman Sachs Group, Inc. (The)
11/16/2026	3.500%	900,000	836,734
01/26/2027	3.850%	723,000	678,022
02/07/2030	2.600%	546,000	446,762
Subordinated
10/21/2025	4.250%	181,000	174,314
HSBC Holdings PLC(i)
08/14/2027	5.887%	1,855,000	1,833,055
11/22/2027	2.251%	2,215,000	1,954,146
03/13/2028	4.041%	343,000	317,401
08/11/2028	5.210%	2,050,000	1,972,857
09/22/2028	2.013%	2,500,000	2,121,163
11/03/2028	7.390%	555,000	573,799
08/17/2029	2.206%	1,330,000	1,096,839
08/18/2031	2.357%	484,000	371,748
05/24/2032	2.804%	3,240,000	2,509,069
11/22/2032	2.871%	1,830,000	1,406,784
03/09/2034	6.254%	1,835,000	1,794,830
03/09/2044	6.332%	1,859,000	1,783,414
ING Groep NV(i)
04/01/2027	1.726%	275,000	246,030
09/11/2027	6.083%	3,251,000	3,237,134
09/11/2034	6.114%	1,866,000	1,813,147
Intesa Sanpaolo SpA(a),(i)
Subordinated
06/01/2042	4.950%	2,956,000	1,839,283
KeyBank NA
01/26/2033	5.000%	2,329,000	1,960,706

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(i)
03/18/2026	3.511%	290,000	278,009
05/11/2027	1.627%	356,000	315,512
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	365,070
Subordinated
12/10/2025	4.582%	300,000	286,819
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	327,000	316,202
01/15/2026	3.900%	370,000	355,371
Macquarie Bank Ltd.(a),(i)
Subordinated
03/03/2036	3.052%	280,000	208,670
Macquarie Group Ltd.(a),(i)
01/12/2027	1.340%	196,000	175,167
01/15/2030	5.033%	390,000	371,956
Mitsubishi UFJ Financial Group, Inc.
02/25/2025	2.193%	709,000	672,191
07/17/2030	2.048%	549,000	427,681
07/18/2039	3.751%	242,000	188,537
Mitsubishi UFJ Financial Group, Inc.(i)
07/20/2027	1.538%	420,000	371,932
04/19/2029	5.242%	200,000	194,330
01/19/2033	2.852%	870,000	688,153
Mizuho Financial Group, Inc.(i)
05/25/2026	2.226%	392,000	366,384
05/22/2027	1.234%	385,000	339,532
07/06/2029	5.778%	1,165,000	1,148,304
09/13/2030	2.869%	219,000	182,360
Morgan Stanley(i)
04/17/2025	3.620%	855,000	841,278
04/28/2026	2.188%	1,680,000	1,577,791
07/22/2028	3.591%	889,000	810,139
01/24/2029	3.772%	333,000	303,470
02/01/2029	5.123%	1,900,000	1,830,533
04/20/2029	5.164%	2,100,000	2,019,803
07/20/2029	5.449%	2,693,000	2,624,479
01/23/2030	4.431%	527,000	486,690
02/13/2032	1.794%	4,653,000	3,444,143
04/28/2032	1.928%	5,000,000	3,709,244
01/21/2033	2.943%	291,000	228,715
10/18/2033	6.342%	3,137,000	3,159,223
04/21/2034	5.250%	2,752,000	2,555,722
07/21/2034	5.424%	860,000	812,432
04/22/2039	4.457%	215,000	180,086
Subordinated
01/19/2038	5.948%	515,000	482,475
Morgan Stanley
07/23/2025	4.000%	700,000	676,715
01/27/2045	4.300%	170,000	134,369
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	750,000	567,399
National Australia Bank Ltd.(a),(i)
Subordinated
08/02/2034	3.933%	935,000	798,760
Nationwide Building Society(a)
08/28/2025	1.000%	203,000	184,400
NatWest Group PLC(i)
11/10/2026	7.472%	855,000	872,106
09/13/2029	5.808%	580,000	562,572
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,344,494
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	195,187
Northern Trust Corp.(i)
Subordinated
05/08/2032	3.375%	231,000	204,490
Royal Bank of Canada
08/03/2027	4.240%	1,865,000	1,770,117
Royal Bank of Scotland Group PLC(i)
03/22/2025	4.269%	340,000	336,376
05/08/2030	4.445%	208,000	187,421
Subordinated
11/01/2029	3.754%	273,000	259,837
Royal Bank of Scotland Group PLC
04/05/2026	4.800%	375,000	362,302
Santander Holdings USA, Inc.(i)
03/09/2029	6.499%	2,149,000	2,096,824
06/12/2029	6.565%	1,176,000	1,146,215
Santander UK Group Holdings PLC(i)
06/14/2027	1.673%	2,071,000	1,812,709
01/11/2028	2.469%	420,000	365,785
01/10/2029	6.534%	2,620,000	2,591,658
Societe Generale SA(a),(i)
12/14/2026	1.488%	2,401,000	2,143,312
01/12/2027	6.447%	600,000	599,265
01/19/2028	2.797%	1,910,000	1,697,249
01/10/2029	6.446%	600,000	592,828
06/09/2032	2.889%	1,240,000	938,678
Societe Generale SA(a)
01/22/2030	3.000%	354,000	287,940
Subordinated
04/14/2025	4.250%	900,000	864,720
SouthTrust Bank
Subordinated
05/15/2025	7.690%	250,000	253,418

16	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Chartered PLC(a),(i)
01/30/2026	2.819%	494,000	470,030
01/14/2027	1.456%	460,000	410,315
11/16/2028	7.767%	1,600,000	1,673,429
01/09/2029	6.301%	3,528,000	3,512,074
Subordinated
03/15/2033	4.866%	239,000	213,287
Sumitomo Mitsui Financial Group, Inc.
07/08/2025	1.474%	563,000	520,697
07/14/2026	2.632%	201,000	184,520
10/19/2026	3.010%	297,000	273,296
01/13/2028	5.520%	310,000	305,120
07/16/2029	3.040%	769,000	656,824
01/13/2030	5.710%	310,000	303,647
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	184,194
SunTrust Banks, Inc.
05/01/2025	4.000%	191,000	184,304
Svenska Handelsbanken AB(a)
06/15/2028	5.500%	2,040,000	1,978,937
Swedbank AB(a)
09/12/2026	6.136%	550,000	546,860
Toronto-Dominion Bank (The)
07/17/2026	5.532%	905,000	898,268
07/17/2028	5.523%	340,000	335,407
Truist Financial Corp.(i)
06/08/2027	6.047%	1,538,000	1,520,576
01/26/2034	5.122%	275,000	245,786
UBS AG
09/11/2028	5.650%	2,090,000	2,056,167
UBS Group AG
03/26/2025	3.750%	250,000	240,395
05/15/2045	4.875%	905,000	743,608
UBS Group AG(a),(i)
08/10/2027	1.494%	1,884,000	1,642,501
12/22/2027	6.327%	819,000	817,459
05/12/2028	4.751%	1,880,000	1,774,974
09/22/2029	6.246%	1,866,000	1,849,053
08/13/2030	3.126%	4,530,000	3,805,464
08/05/2033	4.988%	914,000	816,026
09/22/2034	6.301%	1,408,000	1,375,952
UniCredit SpA(a),(i)
09/22/2026	2.569%	1,095,000	1,003,030
Wells Fargo & Co.(h),(i)
	7.625%	865,000	875,628
Wells Fargo & Co.
09/29/2025	3.550%	682,000	651,422
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
06/03/2026	4.100%	265,000	251,762
06/14/2046	4.400%	238,000	175,674
Wells Fargo & Co.(i)
02/11/2026	2.164%	273,000	257,688
04/25/2026	3.908%	855,000	823,605
07/25/2029	5.574%	2,719,000	2,652,339
02/11/2031	2.572%	2,845,000	2,299,846
07/25/2033	4.897%	7,642,000	6,918,066
04/24/2034	5.389%	1,310,000	1,226,852
07/25/2034	5.557%	1,360,000	1,288,752
04/30/2041	3.068%	4,687,000	3,127,535
04/25/2053	4.611%	907,000	710,425
Westpac Banking Corp.
11/20/2028	1.953%	200,000	169,161
Westpac Banking Corp.(i)
Subordinated
02/04/2030	2.894%	556,000	525,237
11/23/2031	4.322%	600,000	555,937
Total			307,917,929
Brokerage/Asset Managers/Exchanges 0.1%
Brookfield Finance LLC
04/15/2050	3.450%	211,000	127,867
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	364,695
09/20/2047	4.700%	76,000	59,092
Charles Schwab Corp. (The)(i)
08/24/2034	6.136%	1,812,000	1,758,950
Invesco Finance PLC
01/15/2026	3.750%	193,000	184,457
LPL Holdings, Inc.(a)
03/15/2029	4.000%	495,000	430,981
LSEGA Financing PLC(a)
04/06/2028	2.000%	721,000	610,523
Nomura Holdings, Inc.
01/16/2025	2.648%	354,000	337,853
07/16/2030	2.679%	290,000	229,770
Total			4,104,188
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	784,406
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	1,280,000	1,049,902
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	287,034
JELD-WEN, Inc.(a)
12/15/2027	4.875%	450,000	396,946

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Knife River Corp.(a)
05/01/2031	7.750%	480,000	481,869
Masco Corp.
10/01/2030	2.000%	400,000	306,310
08/15/2032	6.500%	184,000	185,678
PGT Innovations, Inc.(a)
10/01/2029	4.375%	785,000	724,688
SRS Distribution, Inc.(a)
07/01/2028	4.625%	630,000	544,825
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,805,000	1,628,062
07/15/2030	4.375%	555,000	459,686
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	930,024
Total			7,779,430
Cable and Satellite 0.9%
Altice Financing SA(a)
01/15/2028	5.000%	600,000	511,510
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	615,000	572,799
06/01/2029	5.375%	4,990,000	4,477,534
03/01/2030	4.750%	5,270,000	4,432,044
02/01/2031	4.250%	1,160,000	923,722
Charter Communications Operating LLC/Capital
04/01/2038	5.375%	286,000	233,627
06/01/2041	3.500%	474,000	296,955
03/01/2042	3.500%	4,743,000	2,924,670
03/01/2050	4.800%	392,000	273,013
04/01/2051	3.700%	430,000	249,699
06/01/2052	3.900%	970,000	579,872
Comcast Corp.
11/15/2027	5.350%	1,814,000	1,811,667
11/15/2032	5.500%	1,010,000	999,005
08/15/2034	4.200%	400,000	349,424
03/01/2038	3.900%	2,000,000	1,623,742
11/01/2039	3.250%	218,000	158,494
04/01/2040	3.750%	259,000	200,511
11/01/2049	3.999%	170,000	125,700
02/01/2050	3.450%	181,000	121,784
11/01/2051	2.887%	486,000	286,497
11/01/2052	4.049%	1,032,000	767,170
05/15/2053	5.350%	3,620,000	3,303,440
11/01/2056	2.937%	2,445,000	1,389,331
11/01/2063	2.987%	1,312,000	725,214
Cox Communications, Inc.(a)
10/01/2030	1.800%	402,000	304,143
10/01/2050	2.950%	290,000	160,191
CSC Holdings LLC
06/01/2024	5.250%	970,000	922,498
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2029	6.500%	2,847,000	2,359,369
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	1,025,000	906,644
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	1,959,112
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	1,003,442
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	1,012,985
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	875,000	776,842
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,855,000	1,694,252
07/15/2028	4.000%	795,000	678,616
07/01/2029	5.500%	1,235,000	1,092,728
TCI Communications, Inc.
02/15/2028	7.125%	274,000	290,290
Time Warner Cable LLC
05/01/2037	6.550%	205,000	185,905
06/15/2039	6.750%	477,000	434,812
Videotron Ltd.(a)
06/15/2024	5.375%	960,000	951,302
04/15/2027	5.125%	690,000	652,079
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	811,670
Total			43,534,304
Chemicals 0.2%
Avient Corp.(a)
08/01/2030	7.125%	810,000	795,685
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,435,000	1,333,534
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	148,240
Chemours Co. (The)(a)
11/15/2028	5.750%	1,595,000	1,383,909
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	820,000	738,065
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,460,000	1,259,646
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	990,000	906,961
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	302,000	250,400
LYB International Finance III LLC
10/01/2025	1.250%	368,000	335,275

18	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nutrien Ltd.
04/01/2029	4.200%	155,000	143,588
03/15/2035	4.125%	239,000	197,994
04/01/2049	5.000%	220,000	180,718
Olin Corp.
08/01/2029	5.625%	455,000	428,099
PPG Industries, Inc.
03/15/2026	1.200%	213,000	191,212
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	272,000	250,606
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,041,810
Total			9,585,742
Construction Machinery 0.4%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	964,281
John Deere Capital Corp.
09/08/2026	5.150%	3,164,000	3,155,824
09/15/2027	4.150%	4,333,000	4,169,481
07/14/2028	4.950%	723,000	712,771
06/10/2030	4.700%	2,897,000	2,781,792
09/08/2033	5.150%	3,164,000	3,092,501
Terex Corp.(a)
05/15/2029	5.000%	520,000	467,399
United Rentals North America, Inc.
01/15/2028	4.875%	2,150,000	2,012,434
01/15/2030	5.250%	765,000	705,774
02/15/2031	3.875%	1,055,000	877,674
Total			18,939,931
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	483,303
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	920,000	762,484
06/01/2028	4.625%	910,000	759,665
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,295,000	1,105,355
Ford Foundation (The)
06/01/2070	2.815%	440,000	240,458
Garda World Security Corp(a)
02/15/2027	4.625%	1,050,000	959,658
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	1,980,000	1,922,664
Service Corp. International
06/01/2029	5.125%	980,000	907,829
Staples, Inc.(a)
04/15/2026	7.500%	1,140,000	937,725
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	985,000	991,060
Williams Scotsman, Inc.(a)
10/01/2031	7.375%	365,000	363,007
Total			9,433,208
Consumer Products 0.5%
ACCO Brands Corp.(a)
03/15/2029	4.250%	1,285,000	1,073,500
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	800,000	770,423
Central Garden & Pet Co.
10/15/2030	4.125%	1,255,000	1,046,852
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	1,055,000	976,826
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,745,000	1,511,270
Kenvue, Inc.(a)
03/22/2028	5.050%	1,836,000	1,811,490
03/22/2033	4.900%	3,224,000	3,081,232
03/22/2053	5.050%	2,056,000	1,862,837
03/22/2063	5.200%	459,000	412,964
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	292,874
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,031,684
Newell, Inc.
04/01/2026	4.700%	1,535,000	1,446,440
Prestige Brands, Inc.(a)
01/15/2028	5.125%	860,000	801,075
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,635,000	1,336,788
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,465,000	1,323,811
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,143,683
Valvoline, Inc.(a)
02/15/2030	4.250%	825,000	811,260
Total			20,735,009
Diversified Manufacturing 0.3%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	705,000	624,101
04/15/2029	4.125%	545,000	475,714
Chart Industries, Inc.(a)
01/01/2030	7.500%	940,000	944,823
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,485,000	1,433,226

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Griffon Corp.
03/01/2028	5.750%	1,440,000	1,306,374
Ingersoll Rand, Inc.
08/14/2033	5.700%	1,823,000	1,759,475
Madison IAQ LLC(a)
06/30/2028	4.125%	1,365,000	1,176,781
TriMas Corp.(a)
04/15/2029	4.125%	725,000	621,210
Veralto Corp.(a)
09/18/2026	5.500%	1,748,000	1,740,430
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	520,000	478,103
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,805,000	1,817,402
WW Grainger, Inc.
06/15/2045	4.600%	200,000	171,096
Xylem, Inc.
01/30/2031	2.250%	176,000	139,905
Total			12,688,640
Electric 2.4%
AEP Transmission Co. LLC
09/15/2049	3.150%	440,000	281,318
08/15/2051	2.750%	600,000	344,241
Alabama Power Co.
02/15/2033	5.700%	159,000	154,664
05/15/2038	6.125%	70,000	69,565
07/15/2051	3.125%	360,000	219,568
Alexander Funding Trust(a)
11/15/2023	1.841%	1,567,000	1,556,115
Ameren Illinois Co.
06/01/2033	4.950%	1,140,000	1,078,247
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	572,000	452,035
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,228,000	974,935
08/15/2046	3.500%	376,000	255,633
06/01/2053	5.400%	1,376,000	1,261,395
Berkshire Hathaway Energy Co.
05/01/2053	4.600%	197,000	153,228
Calpine Corp.(a)
06/01/2026	5.250%	360,000	348,243
02/15/2028	4.500%	1,115,000	1,005,528
CenterPoint Energy Houston Electric LLC
10/01/2028	5.200%	1,354,000	1,343,470
03/01/2052	3.600%	907,000	632,449
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	171,150
02/01/2053	5.300%	368,000	337,835
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	179,862
Consolidated Edison Co. of New York, Inc.
03/01/2033	5.200%	2,569,000	2,479,579
Constellation Energy Generation LLC
03/01/2033	5.800%	840,000	819,449
10/01/2053	6.500%	970,000	973,574
Consumers Energy Co.
05/15/2033	4.625%	720,000	670,735
05/01/2060	2.500%	759,000	396,158
08/31/2064	4.350%	547,000	402,383
DTE Electric Co.
06/15/2042	3.950%	364,000	276,729
04/01/2043	4.000%	775,000	596,932
03/01/2050	2.950%	1,433,000	885,964
03/01/2052	3.650%	656,000	459,740
Duke Energy Carolinas LLC
12/01/2028	6.000%	205,000	208,909
04/15/2031	2.550%	835,000	683,888
03/15/2032	2.850%	1,525,000	1,244,549
01/15/2033	4.950%	1,363,000	1,296,429
12/15/2041	4.250%	313,000	250,280
03/15/2052	3.550%	1,110,000	756,981
01/15/2053	5.350%	1,840,000	1,684,034
Duke Energy Corp.
06/15/2031	2.550%	899,000	712,230
09/15/2033	5.750%	723,000	709,076
06/15/2051	3.500%	254,000	164,087
Duke Energy Florida LLC
12/15/2031	2.400%	1,224,000	966,730
Duke Energy Indiana LLC
05/15/2046	3.750%	188,000	132,560
04/01/2050	2.750%	1,905,000	1,089,404
04/01/2053	5.400%	175,000	159,987
Duke Energy Ohio, Inc.
04/01/2033	5.250%	1,681,000	1,624,151
02/01/2049	4.300%	295,000	227,756
Duke Energy Progress LLC
03/15/2033	5.250%	1,980,000	1,918,434
04/01/2035	5.700%	300,000	296,013
10/15/2046	3.700%	323,000	224,869
09/15/2047	3.600%	300,000	208,802
08/15/2050	2.500%	1,238,000	677,195
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	626,308
10/01/2030	2.532%	373,000	289,498
Edison International
11/15/2028	5.250%	250,000	240,528

20	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera US Finance LP
06/15/2046	4.750%	600,000	443,055
Enel Chile SA
06/12/2028	4.875%	149,000	141,592
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	301,007
07/12/2028	1.875%	1,636,000	1,358,463
07/12/2031	2.250%	1,764,000	1,334,986
Entergy Arkansas LLC
01/15/2033	5.150%	1,841,000	1,767,086
06/15/2051	2.650%	1,420,000	787,119
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	392,214
03/15/2051	2.900%	880,000	517,446
Entergy Texas, Inc.
03/15/2031	1.750%	1,609,000	1,226,751
Eversource Energy
07/01/2027	4.600%	232,000	223,189
08/15/2030	1.650%	1,395,000	1,067,421
Exelon Corp.
03/15/2053	5.600%	606,000	551,667
Exelon Generation Co. LLC
06/15/2042	5.600%	1,590,000	1,426,647
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	905,000	705,414
Florida Power & Light Co.
04/01/2033	5.100%	925,000	894,955
05/15/2033	4.800%	640,000	604,362
09/01/2035	5.400%	600,000	576,058
Fortis, Inc.
10/04/2026	3.055%	620,000	568,352
ITC Holdings Corp.(a)
09/22/2027	4.950%	428,000	416,413
05/14/2030	2.950%	530,000	438,992
06/01/2033	5.400%	700,000	664,637
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	250,317
03/01/2032	2.750%	1,348,000	1,056,518
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	147,987
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	683,361
06/15/2047	4.200%	400,000	303,052
Metropolitan Edison Co.(a)
04/01/2028	5.200%	1,381,000	1,345,231
01/15/2029	4.300%	1,443,000	1,339,812
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MidAmerican Energy Co.
01/15/2034	5.350%	1,085,000	1,070,208
11/01/2035	5.750%	600,000	594,991
08/01/2052	2.700%	1,064,000	602,224
09/15/2054	5.850%	362,000	356,819
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	1,545,000	1,434,808
Mississippi Power Co.
03/15/2042	4.250%	617,000	476,737
07/30/2051	3.100%	1,472,000	870,762
Nevada Power Co.
04/01/2036	6.650%	225,000	229,669
09/15/2040	5.375%	546,000	490,900
New England Power Co.(a)
12/05/2047	3.800%	168,000	119,561
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	780,000	777,693
02/28/2033	5.050%	1,160,000	1,082,585
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	629,548
Northern States Power Co.
06/01/2052	4.500%	440,000	357,946
NRG Energy, Inc.(a)
12/02/2025	2.000%	293,000	265,471
12/02/2027	2.450%	960,000	814,152
06/15/2029	4.450%	585,000	508,861
06/15/2029	5.250%	1,505,000	1,327,822
NRG Energy, Inc.
01/15/2027	6.625%	107,000	104,823
01/15/2028	5.750%	1,415,000	1,326,424
NSTAR Electric Co.
06/01/2051	3.100%	757,000	472,308
Ohio Power Co.
10/01/2051	2.900%	695,000	412,263
Pacific Gas and Electric Co.
11/15/2023	1.700%	400,000	397,680
07/01/2025	3.450%	690,000	654,835
03/01/2026	2.950%	1,295,000	1,191,025
08/01/2027	2.100%	657,000	561,012
01/15/2029	6.100%	1,085,000	1,058,097
06/15/2033	6.400%	1,430,000	1,379,627
07/01/2040	4.500%	422,000	314,002
06/01/2041	4.200%	713,000	500,148
04/15/2042	4.450%	2,609,000	1,848,606
08/15/2042	3.750%	183,000	117,435
02/15/2044	4.750%	413,000	304,357
12/01/2047	3.950%	2,860,000	1,826,435
07/01/2050	4.950%	3,924,000	2,929,463

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	21

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PacifiCorp
10/15/2037	6.250%	200,000	198,516
02/15/2050	4.150%	1,777,000	1,251,346
05/15/2054	5.500%	1,490,000	1,262,414
PECO Energy Co.
06/15/2050	2.800%	490,000	287,081
09/15/2051	2.850%	1,480,000	867,765
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	921,000	903,816
03/15/2028	3.250%	1,339,000	1,201,421
PG&E Corp.
07/01/2028	5.000%	816,000	738,897
07/01/2030	5.250%	610,000	530,977
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	183,435
03/15/2043	4.150%	250,000	197,376
PPL Electric Utilities Corp.
05/15/2053	5.250%	220,000	200,335
Public Service Co. of Colorado
01/15/2051	2.700%	505,000	283,074
04/01/2053	5.250%	386,000	336,477
Public Service Co. of Oklahoma
08/15/2051	3.150%	830,000	499,071
Public Service Electric and Gas Co.
08/15/2031	1.900%	2,098,000	1,623,195
08/01/2033	5.200%	2,265,000	2,205,665
05/01/2050	2.700%	570,000	336,199
08/01/2050	2.050%	340,000	174,476
08/01/2053	5.450%	143,000	136,020
Puget Sound Energy, Inc.
09/15/2051	2.893%	800,000	466,115
San Diego Gas & Electric Co.
08/15/2028	4.950%	640,000	622,610
08/15/2051	2.950%	535,000	323,432
Southern California Edison Co.
08/01/2025	3.700%	1,000,000	961,532
03/01/2028	3.650%	200,000	184,060
03/01/2028	5.300%	2,305,000	2,276,588
01/15/2036	5.550%	130,000	120,702
02/01/2038	5.950%	210,000	202,732
03/01/2048	4.125%	925,000	681,423
12/01/2053	5.875%	1,066,000	1,004,279
Southern Power Co.
09/15/2041	5.150%	398,000	341,849
Southwestern Electric Power Co.
04/01/2033	5.300%	370,000	349,356
04/01/2045	3.900%	428,000	296,963
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	271,207
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toledo Edison Co. (The)
05/15/2037	6.150%	205,000	205,180
Tucson Electric Power Co.
04/15/2053	5.500%	410,000	370,845
Union Electric Co.
04/01/2052	3.900%	230,000	168,182
Virginia Electric and Power Co.
11/15/2051	2.950%	1,228,000	731,196
04/01/2053	5.450%	415,000	378,228
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,860,000	1,762,116
07/31/2027	5.000%	1,185,000	1,089,638
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	73,152
Total			110,415,764
Environmental 0.2%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	635,000	602,913
08/01/2028	4.000%	980,000	856,292
06/15/2029	4.750%	365,000	323,525
Republic Services, Inc.
04/01/2029	4.875%	1,380,000	1,341,453
02/15/2031	1.450%	378,000	283,293
04/01/2034	5.000%	1,380,000	1,306,019
Stericycle, Inc.(a)
01/15/2029	3.875%	795,000	685,429
Waste Management, Inc.
02/15/2029	4.875%	2,725,000	2,660,435
02/15/2034	4.875%	2,725,000	2,577,208
Total			10,636,567
Finance Companies 0.6%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2023	1.150%	5,670,000	5,647,613
02/15/2024	3.150%	980,000	968,084
08/14/2024	2.875%	215,000	208,872
10/29/2024	1.650%	220,000	209,334
07/15/2025	6.500%	1,285,000	1,285,628
04/03/2026	4.450%	400,000	384,101
10/29/2026	2.450%	190,000	170,326
10/29/2028	3.000%	235,000	201,196
01/30/2032	3.300%	225,000	179,126
Air Lease Corp.
03/01/2025	3.250%	220,000	210,396
07/01/2025	3.375%	515,000	488,759
01/15/2026	2.875%	749,000	696,564
10/01/2029	3.250%	225,000	191,464
Aviation Capital Group LLC(a)
12/15/2024	5.500%	417,000	410,094
08/01/2025	4.125%	505,000	480,411

22	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	1,904,000	1,796,488
01/15/2026	5.500%	2,935,000	2,844,186
02/21/2026	2.125%	730,000	653,397
04/15/2026	4.250%	830,000	780,823
05/01/2026	4.375%	790,000	741,895
11/18/2027	2.528%	2,445,000	2,066,462
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	1,210,000	1,144,037
Navient Corp.
03/25/2024	6.125%	780,000	776,010
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	188,000	187,377
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,705,000	1,408,592
Springleaf Finance Corp.
03/15/2025	6.875%	240,000	237,951
03/15/2026	7.125%	1,900,000	1,857,893
Total			26,227,079
Food and Beverage 0.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	6,496,000	5,952,329
02/01/2046	4.900%	203,000	176,779
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	25,464
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	2,448,000	2,123,216
06/01/2040	4.350%	505,000	427,634
Aramark Services, Inc.(a)
05/01/2025	6.375%	645,000	655,281
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	947,000	875,223
05/14/2031	2.750%	196,000	158,908
Campbell Soup Co.
04/24/2030	2.375%	205,000	165,757
04/24/2050	3.125%	249,000	151,013
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	318,199
04/22/2052	4.375%	160,000	129,417
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	419,000	377,141
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	339,000	287,982
09/01/2032	1.850%	1,000,000	740,505
Constellation Brands, Inc.
05/09/2032	4.750%	691,000	639,224
05/01/2033	4.900%	451,000	418,920
11/15/2048	5.250%	1,905,000	1,682,293
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	1,010,000	963,245
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	410,000	398,951
Keurig Dr Pepper, Inc.
06/15/2027	3.430%	135,000	125,239
04/15/2052	4.500%	1,726,000	1,357,510
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	1,095,000	1,009,263
Performance Food Group, Inc.(a)
10/15/2027	5.500%	1,220,000	1,153,840
Post Holdings, Inc.(a)
03/01/2027	5.750%	544,000	522,306
04/15/2030	4.625%	915,000	783,725
Total			21,619,364
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	255,000	234,523
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	1,480,000	1,461,036
International Game Technology PLC(a)
02/15/2025	6.500%	310,000	308,899
MGM Resorts International
09/01/2026	4.625%	285,000	266,099
04/15/2027	5.500%	1,620,000	1,510,953
Sands China Ltd.
08/08/2025	5.125%	330,000	319,588
01/08/2026	4.300%	710,000	664,086
Sands China Ltd.(i)
03/08/2027	2.550%	275,000	237,948
Station Casinos LLC(a)
02/15/2028	4.500%	905,000	789,497
VICI Properties LP/Note Co., Inc.(a)
02/01/2027	5.750%	645,000	624,709
12/01/2029	4.625%	1,125,000	997,543
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	490,000	480,733
05/15/2027	5.250%	515,000	478,825
Wynn Macau Ltd.(a)
08/26/2028	5.625%	295,000	255,635
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	805,000	703,714
Total			9,333,788

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	23

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.1%
Abbott Laboratories
06/30/2030	1.400%	2,066,000	1,637,525
11/30/2036	4.750%	2,127,000	2,011,290
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,415,000	1,319,249
AdaptHealth LLC(a)
08/01/2029	4.625%	915,000	704,551
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	235,000	189,916
Ascension Health
11/15/2029	2.532%	341,000	290,445
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,400,000	1,276,497
Boston Scientific Corp.
03/01/2039	4.550%	84,000	72,354
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	975,000	838,310
Children’s Hospital Corp. (The)
02/01/2050	2.585%	680,000	390,886
Children’s Hospital/DC
07/15/2050	2.928%	760,000	449,277
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,165,000	997,933
01/15/2029	6.000%	1,250,000	1,012,937
Cigna Corp.
07/15/2046	4.800%	218,000	180,873
CommonSpirit Health
10/01/2025	1.547%	675,000	619,097
10/01/2030	2.782%	670,000	552,479
10/01/2050	3.910%	660,000	465,759
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	400,485
CVS Health Corp.
06/01/2033	5.300%	1,000,000	947,402
07/20/2035	4.875%	270,000	241,237
03/25/2038	4.780%	990,000	851,812
CVS Pass-Through Trust(a)
10/10/2025	6.204%	55,650	55,269
01/10/2032	7.507%	83,690	86,345
01/10/2034	5.926%	600,268	579,782
01/10/2036	4.704%	1,501,561	1,352,628
08/11/2036	4.163%	131,714	118,186
DaVita, Inc.(a)
06/01/2030	4.625%	2,070,000	1,698,674
DH Europe Finance II Sarl
11/15/2024	2.200%	2,259,000	2,171,741
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Encompass Health Corp.
02/01/2028	4.500%	880,000	802,693
02/01/2030	4.750%	915,000	808,161
04/01/2031	4.625%	210,000	178,535
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	1,000,000	605,964
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	903,598
HCA, Inc.
02/15/2026	5.875%	1,125,000	1,119,187
06/15/2026	5.250%	1,700,000	1,664,547
06/01/2028	5.200%	560,000	541,187
09/01/2028	5.625%	324,000	315,702
02/01/2029	5.875%	936,000	919,451
06/15/2029	4.125%	1,000,000	904,004
09/01/2030	3.500%	114,000	96,580
03/15/2032	3.625%	1,399,000	1,160,154
06/15/2039	5.125%	660,000	569,297
06/15/2047	5.500%	1,470,000	1,254,378
07/15/2051	3.500%	102,000	63,583
03/15/2052	4.625%	881,000	661,008
06/01/2053	5.900%	3,198,000	2,866,794
Hologic, Inc.(a)
02/15/2029	3.250%	1,480,000	1,250,673
IQVIA, Inc.(a)
05/15/2027	5.000%	1,628,000	1,534,141
Memorial Health Services
11/01/2049	3.447%	1,230,000	834,759
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,865,000	1,575,808
MultiCare Health System
08/15/2050	2.803%	570,000	317,996
NYU Langone Hospitals
07/01/2055	3.380%	550,000	348,074
Owens & Minor, Inc.
12/15/2024	4.375%	865,000	839,998
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	279,885
Quest Diagnostics, Inc.
06/30/2031	2.800%	179,000	146,864
Tenet Healthcare Corp.
02/01/2027	6.250%	1,400,000	1,354,161
11/01/2027	5.125%	2,860,000	2,660,643
06/01/2029	4.250%	1,091,000	939,630
06/15/2030	6.125%	2,170,000	2,038,436
Thermo Fisher Scientific, Inc.
08/10/2033	5.086%	1,075,000	1,038,646

24	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	950,000	511,567
Total			52,619,043
Healthcare Insurance 0.3%
Aetna, Inc.
12/15/2037	6.750%	201,000	208,970
08/15/2047	3.875%	1,195,000	835,071
Anthem, Inc.
12/01/2047	4.375%	94,000	74,358
Centene Corp.
12/15/2027	4.250%	1,045,000	962,676
12/15/2029	4.625%	1,420,000	1,280,897
02/15/2030	3.375%	2,085,000	1,739,761
UnitedHealth Group, Inc.
05/15/2029	4.000%	1,747,000	1,634,808
08/15/2039	3.500%	247,000	189,669
05/15/2041	3.050%	432,000	304,759
02/15/2053	5.875%	2,761,000	2,772,065
04/15/2053	5.050%	2,660,000	2,380,895
04/15/2063	5.200%	949,000	846,540
Total			13,230,469
Healthcare REIT 0.0%
HCP, Inc.
07/15/2029	3.500%	240,000	211,423
MPT Operating Partnership LP/Finance Corp.
08/01/2029	4.625%	850,000	602,522
Sabra Health Care LP
12/01/2031	3.200%	440,000	330,138
Total			1,144,083
Home Construction 0.0%
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	1,025,000	888,765
Independent Energy 0.6%
Aker BP ASA(a)
06/13/2028	5.600%	2,724,000	2,660,785
06/13/2033	6.000%	2,933,000	2,833,268
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,315,257
Baytex Energy Corp.(a)
04/01/2027	8.750%	800,000	812,882
04/30/2030	8.500%	335,000	338,215
California Resources Corp.(a)
02/01/2026	7.125%	635,000	639,116
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,157,839
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(a)
07/01/2028	8.375%	700,000	712,172
07/01/2031	8.750%	1,185,000	1,213,011
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	774,306
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,085,000	998,345
ConocoPhillips Co.
09/15/2033	5.050%	1,110,000	1,062,599
03/15/2054	5.550%	690,000	655,345
03/15/2062	4.025%	488,000	350,185
Crescent Energy Finance LLC(a)
05/01/2026	7.250%	690,000	676,246
Diamondback Energy, Inc.
03/15/2033	6.250%	1,353,000	1,354,581
03/15/2053	6.250%	2,303,000	2,197,051
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	360,000	345,944
Gulfport Energy Corp.
05/17/2026	8.000%	785,000	785,864
Gulfport Energy Corp.(a)
05/17/2026	8.000%	155,000	155,171
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	1,590,000	1,438,298
Lundin Energy Finance BV(a)
07/15/2026	2.000%	218,000	194,675
Marathon Oil Corp.
10/01/2037	6.600%	150,000	145,509
Occidental Petroleum Corp.
09/01/2030	6.625%	1,065,000	1,079,056
09/15/2031	7.875%	710,000	767,509
Pioneer Natural Resources Co.
08/15/2030	1.900%	436,000	341,768
Range Resources Corp.
05/15/2025	4.875%	1,440,000	1,396,074
SM Energy Co.
09/15/2026	6.750%	460,000	451,866
01/15/2027	6.625%	910,000	891,800
Southwestern Energy Co.
09/15/2028	8.375%	615,000	635,165
02/01/2029	5.375%	1,000,000	920,473
Vital Energy, Inc.
01/15/2028	10.125%	375,000	382,338
Total			29,682,713

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	25

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.5%
BP Capital Markets America, Inc.
08/10/2030	1.749%	689,000	543,700
01/12/2032	2.721%	2,174,000	1,764,100
02/13/2033	4.812%	6,642,000	6,220,613
09/11/2033	4.893%	885,000	830,600
11/10/2050	2.772%	705,000	414,950
06/04/2051	2.939%	341,000	207,905
03/17/2052	3.001%	3,675,000	2,257,287
BP Capital Markets PLC(h),(i)
	4.375%	3,790,000	3,622,208
	4.875%	3,065,000	2,744,557
Exxon Mobil Corp.
08/16/2039	2.995%	278,000	202,199
08/16/2049	3.095%	346,000	227,769
Shell International Finance BV
11/26/2051	3.000%	2,000,000	1,249,238
Total Capital International SA
06/29/2041	2.986%	477,000	332,725
05/29/2050	3.127%	1,400,000	910,810
Total			21,528,661
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	1,145,000	1,000,123
Carnival Corp.(a)
08/01/2027	9.875%	1,325,000	1,382,607
08/01/2028	4.000%	820,000	709,748
Cedar Fair LP
07/15/2029	5.250%	1,300,000	1,128,932
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	480,000	454,976
Cinemark USA, Inc.(a)
05/01/2025	8.750%	402,000	405,182
07/15/2028	5.250%	415,000	368,464
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	1,205,000	1,187,652
10/15/2027	4.750%	915,000	838,150
Royal Caribbean Cruises Ltd.(a)
08/15/2027	11.625%	1,270,000	1,377,497
01/15/2029	8.250%	1,195,000	1,237,654
01/15/2029	9.250%	610,000	643,201
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	302,000	301,473
Total			11,035,659
Life Insurance 0.3%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	469,350
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2040	3.200%	540,000	364,252
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	199,000	206,242
Athene Global Funding(a)
01/08/2026	1.450%	358,000	318,493
11/12/2026	2.950%	1,408,000	1,261,993
Brighthouse Financial, Inc.
12/22/2051	3.850%	815,000	477,039
F&G Global Funding(a)
06/30/2026	1.750%	130,000	114,464
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	156,388
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	265,655
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	250,295
MetLife, Inc.
07/15/2033	5.375%	3,910,000	3,756,085
Metropolitan Life Global Funding I(a)
09/19/2027	3.000%	170,000	153,974
03/28/2033	5.150%	1,383,000	1,306,747
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	365,319
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	256,000	187,954
Pacific Life Global Funding II(a)
08/28/2026	5.500%	245,000	243,662
Pricoa Global Funding I(a)
08/28/2026	5.550%	150,000	149,911
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	702,000	719,499
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	153,000	128,835
05/15/2047	4.270%	850,000	645,465
Total			11,541,622
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	423,387
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	395,000	359,345

26	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	1,175,000	1,117,707
Marriott International, Inc.
10/15/2028	5.550%	1,356,000	1,336,689
10/15/2033	2.750%	1,447,000	1,089,055
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	770,000	645,299
Total			4,971,482
Media and Entertainment 0.6%
Activision Blizzard, Inc.
09/15/2050	2.500%	3,736,000	2,219,574
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,337,787
Discovery Communications LLC
09/20/2047	5.200%	365,000	275,972
09/15/2055	4.000%	1,195,000	715,510
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	711,975
Grupo Televisa SAB
01/31/2046	6.125%	205,000	186,640
iHeartCommunications, Inc.
05/01/2026	6.375%	415,000	357,954
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	1,134,012
Lamar Media Corp.
02/15/2030	4.000%	970,000	822,174
Meta Platforms, Inc.
05/15/2053	5.600%	2,281,000	2,160,332
05/15/2063	5.750%	1,741,000	1,639,846
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	1,050,000	848,329
News Corp.(a)
05/15/2029	3.875%	1,095,000	941,109
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,910,000	1,700,248
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	920,000	901,695
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	890,000	669,775
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	230,000	169,610
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	815,816
Take-Two Interactive Software, Inc.
04/14/2027	3.700%	142,000	132,945
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TEGNA, Inc.
03/15/2028	4.625%	588,000	508,693
09/15/2029	5.000%	895,000	751,569
Univision Communications, Inc.(a)
06/01/2027	6.625%	820,000	762,900
ViacomCBS, Inc.
05/19/2050	4.950%	1,115,000	755,072
Warnermedia Holdings, Inc.
03/15/2032	4.279%	2,558,000	2,170,928
03/15/2042	5.050%	1,812,000	1,401,649
03/15/2052	5.141%	2,122,000	1,574,338
03/15/2062	5.391%	1,770,000	1,305,001
WMG Acquisition Corp.(a)
07/15/2030	3.875%	570,000	476,854
Total			27,448,307
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,950,000	1,889,613
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	797,809
Anglo American Capital PLC(a)
05/02/2033	5.500%	1,356,000	1,269,718
03/16/2052	4.750%	2,584,000	1,963,580
BHP Billiton Finance USA Ltd.
02/27/2026	4.875%	4,588,000	4,523,378
09/08/2030	5.250%	450,000	439,444
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	315,996
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	469,187
Cleveland-Cliffs, Inc.(a)
03/15/2026	6.750%	102,000	101,786
03/01/2029	4.625%	824,000	715,518
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	748,000	711,804
Constellium SE(a)
06/15/2028	5.625%	675,000	635,326
FMG Resources Pty Ltd.(a)
09/15/2027	4.500%	1,365,000	1,235,916
Freeport-McMoRan, Inc.
03/01/2030	4.250%	464,000	410,667
08/01/2030	4.625%	1,040,000	936,929
11/14/2034	5.400%	1,388,000	1,261,536
Glencore Finance Canada Ltd.(a)
11/15/2037	6.900%	949,000	954,902
11/15/2041	6.000%	336,000	307,422
Glencore Finance Canada Ltd.(a),(i)
10/25/2042	5.550%	413,000	355,793

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	27

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Glencore Funding LLC(a)
09/01/2030	2.500%	2,040,000	1,613,064
09/23/2031	2.625%	1,420,000	1,094,825
Glencore Funding LLC(a),(j)
10/06/2033	6.500%	2,709,000	2,703,792
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	545,000	476,429
Nucor Corp.
12/15/2055	2.979%	341,000	193,767
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	180,298
United States Steel Corp.
03/01/2029	6.875%	490,000	482,600
Vale Overseas Ltd.
07/08/2030	3.750%	640,000	546,012
Total			26,587,111
Midstream 1.2%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,071,146
Antero Midstream Partners LP/Finance Corp.(a)
05/15/2026	7.875%	1,145,000	1,151,793
01/15/2028	5.750%	350,000	329,890
06/15/2029	5.375%	450,000	412,197
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	464,609
Buckeye Partners LP
12/01/2027	4.125%	560,000	493,741
11/15/2043	5.850%	770,000	561,538
Cameron LNG LLC(a)
01/15/2039	3.701%	302,000	231,777
Cheniere Energy Partners LP
10/01/2029	4.500%	1,060,000	959,569
01/31/2032	3.250%	1,855,000	1,474,419
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	685,000	669,208
08/15/2043	6.497%	410,000	398,264
Crestwood Midstream Partners LP/Finance Corp.
04/01/2025	5.750%	630,000	619,772
Crestwood Midstream Partners LP/Finance Corp.(a)
02/01/2029	6.000%	200,000	193,004
04/01/2029	8.000%	469,000	481,026
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,685,000	1,457,272
Enable Midstream Partners LP
03/15/2027	4.400%	407,000	385,820
05/15/2028	4.950%	3,040,000	2,907,304
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer LP
02/15/2033	5.750%	3,343,000	3,216,364
Energy Transfer Operating LP
04/15/2047	5.300%	2,377,000	1,925,537
05/15/2050	5.000%	506,000	396,518
Energy Transfer Partners LP
06/01/2041	6.050%	877,000	793,562
12/15/2045	6.125%	735,000	656,359
EnLink Midstream LLC(a)
01/15/2028	5.625%	555,000	525,083
EnLink Midstream Partners LP
06/01/2025	4.150%	386,000	368,470
Enterprise Products Operating LLC
10/15/2034	6.650%	875,000	921,574
02/15/2043	4.450%	305,000	249,156
02/15/2053	3.300%	390,000	253,719
01/31/2060	3.950%	1,000,000	702,721
EQM Midstream Partners LP
08/01/2024	4.000%	260,000	253,617
12/01/2026	4.125%	355,000	328,446
07/15/2028	5.500%	1,200,000	1,125,563
EQM Midstream Partners LP(a)
01/15/2029	4.500%	1,335,000	1,188,568
01/15/2031	4.750%	895,000	770,379
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	969,000	749,425
12/30/2039	4.317%	260,000	177,299
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	1,745,813	1,457,274
03/31/2036	2.625%	1,270,000	985,780
09/30/2040	2.940%	1,898,750	1,462,285
Genesis Energy LP/Finance Corp.
01/15/2027	8.000%	1,015,000	978,552
Gray Oak Pipeline LLC(a)
10/15/2025	2.600%	790,000	728,365
Hess Midstream Operations LP(a)
02/15/2026	5.625%	1,230,000	1,188,286
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	875,000	859,175
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	572,281
Kinder Morgan, Inc.
08/01/2050	3.250%	1,164,000	693,883
Kinetik Holdings LP(a)
06/15/2030	5.875%	860,000	805,982
MPLX LP
03/01/2033	5.000%	2,763,000	2,516,182
03/14/2052	4.950%	1,914,000	1,489,766
03/01/2053	5.650%	488,000	419,239

28	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	625,000	617,833
NuStar Logistics LP
06/01/2026	6.000%	900,000	874,424
04/28/2027	5.625%	440,000	419,062
ONEOK, Inc.
09/01/2053	6.625%	2,349,000	2,298,702
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	385,000	384,548
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	540,000	480,677
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,210,000	2,143,578
05/15/2030	4.500%	200,000	183,504
Southern Natural Gas Co. LLC
03/01/2032	8.000%	123,000	135,147
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	626,995
10/01/2047	5.400%	698,000	574,070
Sunoco LP/Finance Corp.
04/15/2027	6.000%	615,000	595,593
05/15/2029	4.500%	405,000	355,308
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	478,705
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	580,000	578,582
03/01/2027	6.000%	371,000	349,780
12/31/2030	6.000%	535,000	472,248
09/01/2031	6.000%	615,000	535,650
TransCanada PipeLines Ltd.
10/15/2037	6.200%	170,000	165,851
Total			55,292,016
Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	194,000	182,762
Atmos Energy Corp.
02/15/2052	2.850%	510,000	305,059
10/15/2052	5.750%	185,000	180,676
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	249,994
CenterPoint Energy Resources Corp.
03/01/2033	5.400%	1,470,000	1,414,991
NiSource Finance Corp.
02/01/2042	5.800%	381,000	345,445
NiSource, Inc.
09/01/2029	2.950%	257,000	221,303
02/15/2031	1.700%	307,000	229,166
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ONE Gas, Inc.
05/15/2030	2.000%	372,000	296,197
Southern California Gas Co.
02/01/2030	2.550%	374,000	309,903
Southern Co. Gas Capital Corp.
06/15/2026	3.250%	169,000	158,918
10/01/2046	3.950%	247,000	171,919
09/30/2051	3.150%	750,000	446,004
Total			4,512,337
Office REIT 0.0%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	116,148
12/15/2030	4.900%	341,000	317,072
02/01/2033	1.875%	225,000	159,355
02/01/2050	4.000%	225,000	156,390
04/15/2053	5.150%	85,000	70,782
Corporate Office Properties LP
04/15/2031	2.750%	550,000	411,118
Total			1,230,865
Oil Field Services 0.2%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	270,307
Guara Norte Sarl(a)
06/15/2034	5.198%	884,260	753,414
Halliburton Co.
11/15/2035	4.850%	169,000	151,931
08/01/2043	4.750%	260,000	212,820
MV24 Capital BV(a)
06/01/2034	6.748%	504,354	444,970
Nabors Industries, Inc.(a)
05/15/2027	7.375%	495,000	480,148
National Oilwell Varco, Inc.
12/01/2029	3.600%	341,000	298,056
Oceaneering International, Inc.
11/15/2024	4.650%	850,000	842,230
Precision Drilling Corp.(a)
01/15/2026	7.125%	729,000	724,297
Schlumberger Holdings Corp.(a)
05/17/2028	3.900%	351,000	327,459
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	670,000	647,392
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	1,635,000	1,619,091
06/01/2031	8.375%	655,000	645,730
Total			7,417,845

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	29

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	1,115,000	980,727
Kennedy-Wilson, Inc.
03/01/2029	4.750%	1,430,000	1,099,685
Total			2,080,412
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	815,000	706,779
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	873,988
Hillenbrand, Inc.
03/01/2031	3.750%	805,000	644,550
MasTec, Inc.(a)
08/15/2028	4.500%	710,000	638,657
Pepperdine University
12/01/2059	3.301%	560,000	343,184
Quanta Services, Inc.
10/01/2024	0.950%	1,640,000	1,551,520
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	518,861
University of Miami
04/01/2052	4.063%	320,000	242,809
University of Southern California
10/01/2120	3.226%	690,000	379,764
Total			5,900,112
Other REIT 0.2%
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,315,960
Extra Space Storage LP
06/15/2029	4.000%	280,000	250,566
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	314,000	291,959
Prologis LP
04/15/2030	2.250%	280,000	228,278
04/15/2050	3.000%	546,000	332,477
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,425,000	1,302,081
Sun Communities Operating LP
04/15/2032	4.200%	1,584,000	1,350,363
Trust F/1401(a)
01/15/2050	6.390%	1,041,000	796,368
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WP Carey, Inc.
10/01/2026	4.250%	345,000	329,626
04/01/2033	2.250%	436,000	311,756
Total			10,509,434
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	319,696
12/01/2046	4.000%	431,000	320,867
05/01/2050	3.450%	408,000	278,069
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	504,432
Total			1,423,064
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,338,541
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	730,000	742,920
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	910,000	881,229
Mauser Packaging Solutions Holding Co.(a)
08/15/2026	7.875%	645,000	622,379
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	1,175,000	1,148,005
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	1,042,925
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	696,098
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	780,000	728,495
Total			7,200,592
Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	407,955
Packaging Corp. of America
12/15/2049	4.050%	268,000	194,797
Total			602,752
Pharmaceuticals 1.4%
AbbVie, Inc.
11/21/2029	3.200%	2,499,000	2,204,844
03/15/2035	4.550%	2,626,000	2,388,625
05/14/2035	4.500%	452,000	408,120
05/14/2036	4.300%	1,318,000	1,155,978
11/21/2039	4.050%	5,534,000	4,518,046
11/06/2042	4.400%	280,000	231,855
05/14/2046	4.450%	813,000	663,067
11/21/2049	4.250%	4,683,000	3,709,038

30	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2025	5.250%	4,584,000	4,549,550
03/02/2033	5.250%	555,000	530,391
03/02/2053	5.650%	5,903,000	5,517,436
Astrazeneca Finance LLC
03/03/2028	4.875%	2,013,000	1,977,291
03/03/2030	4.900%	3,490,000	3,398,999
AstraZeneca PLC
09/15/2037	6.450%	290,000	312,964
09/18/2042	4.000%	341,000	276,873
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	2,070,000	1,891,412
08/15/2027	5.750%	990,000	589,741
06/01/2028	4.875%	2,530,000	1,439,768
02/15/2029	5.000%	3,020,000	1,186,535
Biogen, Inc.
05/01/2030	2.250%	1,570,000	1,252,784
Bristol Myers Squibb Co.
06/15/2039	4.125%	162,000	134,644
02/20/2048	4.550%	106,000	87,895
03/15/2052	3.700%	730,000	521,749
Eli Lilly & Co.
02/27/2033	4.700%	917,000	881,861
02/27/2063	4.950%	642,000	579,919
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	270,000	113,324
Gilead Sciences, Inc.
10/15/2033	5.250%	970,000	946,134
10/01/2040	2.600%	1,933,000	1,270,910
03/01/2047	4.150%	341,000	269,290
10/15/2053	5.550%	360,000	345,823
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	825,000	705,247
Jazz Securities DAC(a)
01/15/2029	4.375%	1,250,000	1,093,222
Merck & Co., Inc.
05/17/2033	4.500%	464,000	434,117
05/17/2053	5.000%	1,280,000	1,166,393
05/17/2063	5.150%	967,000	884,842
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	565,530
04/30/2031	5.125%	1,030,000	825,987
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	5,393,000	5,110,427
05/19/2053	5.300%	4,936,000	4,584,458
05/19/2063	5.340%	2,611,000	2,385,465
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	528,000	406,416
Shire Acquisitions Investments Ireland DAC
09/23/2026	3.200%	505,000	471,683
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	586,000	584,555
11/26/2028	5.000%	341,000	333,248
07/09/2040	3.025%	855,000	593,789
07/09/2050	3.175%	276,000	174,490
Zoetis, Inc.
05/15/2030	2.000%	303,000	242,476
11/16/2032	5.600%	311,000	309,840
Total			64,227,051
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,500,000	863,880
Cincinnati Financial Corp.
11/01/2034	6.125%	341,000	336,795
CNA Financial Corp.
08/15/2027	3.450%	170,000	156,864
Total			1,357,539
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	170,000	192,243
05/01/2040	5.750%	269,000	266,745
02/15/2050	3.550%	147,000	104,210
02/15/2051	3.050%	785,000	495,738
01/15/2053	4.450%	367,000	304,235
04/15/2054	5.200%	900,000	824,126
Canadian Pacific Railway Co.
12/02/2024	1.350%	2,045,000	1,939,030
12/02/2026	1.750%	395,000	352,327
Union Pacific Corp.
05/20/2031	2.375%	875,000	708,813
02/14/2032	2.800%	1,187,000	976,135
02/14/2042	3.375%	988,000	724,299
05/15/2053	4.950%	415,000	371,494
09/15/2067	4.100%	200,000	144,494
Total			7,403,889
Refining 0.0%
HF Sinclair Corp.
10/01/2023	2.625%	498,000	497,872
04/01/2026	5.875%	211,000	210,267
Phillips 66
11/15/2044	4.875%	40,000	34,173
Phillips 66 Co.
10/01/2026	3.550%	171,000	161,014
12/15/2029	3.150%	263,000	226,911

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	31

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valero Energy Corp.
09/15/2027	2.150%	341,000	300,270
04/15/2032	7.500%	181,000	196,926
Total			1,627,433
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	1,385,000	1,243,604
10/15/2030	4.000%	190,000	157,905
McDonald’s Corp.
08/14/2028	4.800%	1,808,000	1,767,303
08/14/2053	5.450%	1,814,000	1,698,873
Yum! Brands, Inc.
01/31/2032	4.625%	1,215,000	1,053,933
Total			5,921,618
Retail REIT 0.4%
Agree LP
06/15/2028	2.000%	1,721,000	1,416,297
10/01/2032	4.800%	863,000	765,135
06/15/2033	2.600%	392,000	286,472
Brixmor Operating Partnership LP
02/01/2025	3.850%	341,000	327,791
04/01/2028	2.250%	303,000	255,412
08/16/2031	2.500%	1,515,000	1,144,121
DDR Corp.
02/01/2025	3.625%	164,000	156,019
06/01/2027	4.700%	200,000	184,660
Federal Realty Investment Trust
01/15/2024	3.950%	1,096,000	1,088,306
National Retail Properties, Inc.
11/15/2025	4.000%	248,000	237,481
12/15/2026	3.600%	211,000	195,920
NNN REIT, Inc.
10/15/2033	5.600%	1,360,000	1,280,568
Realty Income Corp.
06/15/2028	2.200%	849,000	722,743
01/15/2031	3.250%	300,000	251,836
10/13/2032	5.625%	1,603,000	1,550,950
12/15/2032	2.850%	1,147,000	891,464
07/15/2033	4.900%	1,530,000	1,397,128
Regency Centers LP
09/15/2029	2.950%	2,393,000	2,033,845
Scentre Group Trust 1/Trust 2(a)
02/12/2025	3.500%	355,000	342,456
Scentre Group Trust 2(a),(i)
09/24/2080	4.750%	339,000	305,943
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STORE Capital Corp.
03/15/2028	4.500%	907,000	795,110
03/15/2029	4.625%	1,011,000	865,902
11/18/2030	2.750%	1,401,000	1,002,567
12/01/2031	2.700%	551,000	375,422
Total			17,873,548
Retailers 0.5%
7-Eleven, Inc.(a)
02/10/2031	1.800%	210,000	159,279
02/10/2041	2.500%	619,000	376,222
Alimentation Couche-Tard, Inc.(a)
01/25/2050	3.800%	433,000	282,389
Amazon.com, Inc.
08/22/2037	3.875%	550,000	468,465
05/12/2051	3.100%	725,000	477,937
04/13/2052	3.950%	2,305,000	1,780,812
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	785,162
Gap Inc. (The)(a)
10/01/2029	3.625%	1,215,000	899,864
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	1,250,000	1,083,815
Home Depot, Inc. (The)
09/15/2052	4.950%	661,000	591,185
L Brands, Inc.
06/15/2029	7.500%	2,010,000	1,981,591
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	780,223
Lowe’s Companies, Inc.
10/15/2030	1.700%	450,000	344,941
04/01/2052	4.250%	1,731,000	1,277,397
04/15/2053	5.625%	3,677,000	3,342,271
07/01/2053	5.750%	921,000	859,537
04/01/2063	5.850%	460,000	420,360
Nordstrom, Inc.
04/08/2024	2.300%	170,000	166,388
04/01/2030	4.375%	600,000	461,053
08/01/2031	4.250%	877,000	635,354
Penske Automotive Group, Inc.
06/15/2029	3.750%	903,000	759,340
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,030,000	1,779,095
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	314,219
Target Corp.
01/15/2053	4.800%	979,000	837,344

32	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
04/15/2033	4.100%	2,303,000	2,107,131
04/15/2053	4.500%	1,382,000	1,190,905
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	389,606
Total			24,551,885
Stranded Utility 0.0%
PG&E Recovery Funding LLC
07/15/2047	5.536%	825,000	780,800
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	149,153
12/01/2047	5.212%	270,000	243,632
06/01/2052	5.099%	510,000	460,311
SCE Recovery Funding LLC
06/15/2040	4.697%	125,000	116,497
Sigeco Securitization I LLC
11/15/2036	5.026%	121,000	115,387
05/15/2041	5.172%	112,000	102,364
Total			1,968,144
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	3,715,000	3,509,738
Kroger Co. (The)
05/01/2030	2.200%	682,000	545,080
02/01/2047	4.450%	240,000	187,183
Total			4,242,001
Technology 2.2%
Amkor Technology, Inc.(a)
09/15/2027	6.625%	810,000	795,444
ams AG(a)
07/31/2025	7.000%	1,010,000	997,369
Apple, Inc.
05/10/2030	4.150%	1,376,000	1,310,454
02/08/2041	2.375%	669,000	446,435
05/11/2050	2.650%	725,000	441,904
02/08/2051	2.650%	563,000	341,570
08/08/2052	3.950%	1,291,000	1,008,512
05/10/2053	4.850%	1,764,000	1,616,370
08/05/2061	2.850%	2,845,000	1,665,995
Arrow Electronics, Inc.
01/12/2028	3.875%	376,000	343,370
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	925,000	833,247
Block, Inc.
06/01/2026	2.750%	545,000	489,582
06/01/2031	3.500%	910,000	715,167
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.
11/15/2025	3.150%	1,078,000	1,017,735
Broadcom, Inc.(a)
02/15/2031	2.450%	1,439,000	1,123,500
04/15/2034	3.469%	923,000	723,880
05/15/2037	4.926%	1,314,000	1,131,923
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	960,000	832,412
Coherent Corp.(a)
12/15/2029	5.000%	940,000	815,661
CommScope Finance LLC(a)
03/01/2026	6.000%	1,875,000	1,749,055
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	667,088
Dell International LLC/EMC Corp.
06/15/2026	6.020%	241,000	241,739
10/01/2029	5.300%	205,000	198,897
Entegris Escrow Corp.(a)
06/15/2030	5.950%	275,000	254,311
Entegris, Inc.(a)
04/15/2028	4.375%	1,040,000	930,651
05/01/2029	3.625%	320,000	270,854
Fiserv, Inc.
07/01/2026	3.200%	360,000	336,421
08/21/2028	5.375%	2,719,000	2,678,433
03/02/2033	5.600%	470,000	455,202
08/21/2033	5.625%	2,719,000	2,635,169
07/01/2049	4.400%	345,000	264,359
Gartner, Inc.(a)
07/01/2028	4.500%	350,000	319,335
06/15/2029	3.625%	845,000	724,054
Global Payments, Inc.
05/15/2030	2.900%	1,850,000	1,511,885
11/15/2031	2.900%	1,415,000	1,109,309
Imola Merger Corp.(a)
05/15/2029	4.750%	1,740,000	1,523,034
Intel Corp.
02/10/2033	5.200%	500,000	483,948
08/12/2041	2.800%	788,000	514,718
02/10/2043	5.625%	1,318,000	1,253,232
02/10/2053	5.700%	1,169,000	1,095,864
02/15/2060	3.100%	239,000	137,289
02/10/2063	5.900%	1,283,000	1,216,760
Intuit, Inc.
09/15/2026	5.250%	4,524,000	4,513,160
09/15/2028	5.125%	4,072,000	4,026,869
09/15/2033	5.200%	4,072,000	3,964,759
09/15/2053	5.500%	2,010,000	1,926,445

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	33

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,840,000	1,697,119
07/15/2030	5.250%	340,000	296,266
KLA Corp.
03/01/2050	3.300%	903,000	600,633
Leidos, Inc.
02/15/2031	2.300%	194,000	148,855
Marvell Technology, Inc.
02/15/2029	5.750%	1,356,000	1,343,638
09/15/2033	5.950%	1,356,000	1,331,094
Micron Technology, Inc.
04/15/2028	5.375%	4,607,000	4,445,379
02/09/2033	5.875%	541,000	517,014
11/01/2051	3.477%	450,000	274,891
MSCI, Inc.(a)
09/01/2030	3.625%	380,000	318,358
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	505,000	488,461
NCR Corp.(a)
10/01/2028	5.000%	1,497,000	1,340,264
09/01/2029	6.125%	700,000	716,797
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	996,000	944,670
05/11/2031	2.500%	1,916,000	1,495,014
05/11/2041	3.250%	902,000	607,014
11/30/2051	3.250%	400,000	242,769
ON Semiconductor Corp.(a)
09/01/2028	3.875%	1,275,000	1,126,242
Oracle Corp.
03/25/2028	2.300%	312,000	270,027
02/06/2033	4.900%	945,000	870,347
07/08/2034	4.300%	164,000	140,761
05/15/2035	3.900%	251,000	204,436
07/15/2036	3.850%	285,000	224,743
11/15/2037	3.800%	2,010,000	1,531,032
04/01/2040	3.600%	921,000	662,372
07/15/2046	4.000%	1,597,000	1,126,960
02/06/2053	5.550%	1,789,000	1,567,965
05/15/2055	4.375%	555,000	399,794
Presidio Holdings, Inc.(a)
02/01/2027	4.875%	1,225,000	1,132,221
PTC, Inc.(a)
02/15/2028	4.000%	880,000	788,468
QUALCOMM, Inc.
05/20/2052	4.500%	290,000	236,342
05/20/2053	6.000%	2,072,000	2,091,356
RingCentral, Inc.(a)
08/15/2030	8.500%	340,000	328,453
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	486,990
06/30/2030	2.000%	242,000	191,189
S&P Global, Inc.
03/01/2032	2.900%	1,545,000	1,270,406
S&P Global, Inc.(a)
09/15/2033	5.250%	1,356,000	1,320,878
Seagate HDD Cayman
07/15/2029	3.125%	480,000	366,714
01/15/2031	4.125%	1,239,000	984,666
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	1,000,681
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,020,000	961,231
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	751,255
Texas Instruments, Inc.
03/14/2033	4.900%	1,849,000	1,786,639
03/14/2053	5.000%	2,296,000	2,072,683
05/18/2063	5.050%	1,930,000	1,715,905
TSMC Arizona Corp.
10/25/2031	2.500%	2,260,000	1,818,799
VMware, Inc.
08/15/2024	1.000%	2,859,000	2,739,096
08/15/2026	1.400%	2,675,000	2,360,531
05/15/2027	4.650%	774,000	745,635
05/15/2030	4.700%	1,653,000	1,518,413
Workday, Inc.
04/01/2029	3.700%	986,000	894,195
Total			104,149,031
Tobacco 0.7%
BAT Capital Corp.
03/16/2032	4.742%	1,000,000	880,830
08/02/2033	6.421%	1,617,000	1,568,636
08/15/2037	4.390%	5,553,000	4,232,551
08/15/2047	4.540%	425,000	292,389
BAT International Finance PLC
02/02/2029	5.931%	3,447,000	3,382,183
Philip Morris International, Inc.
11/17/2025	5.000%	1,949,000	1,925,366
11/17/2027	5.125%	2,456,000	2,405,753
02/15/2028	4.875%	3,980,000	3,855,030
09/07/2028	5.250%	1,965,000	1,923,851
02/15/2030	5.125%	2,992,000	2,869,845
09/07/2030	5.500%	1,276,000	1,240,286
11/17/2032	5.750%	468,000	456,165
02/15/2033	5.375%	4,967,000	4,695,589
09/07/2033	5.625%	4,159,000	4,000,619

34	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2041	4.375%	800,000	625,541
Total			34,354,634
Transportation Services 0.1%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	777,750	587,875
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	1,405,000	1,329,618
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	318,895
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	762,346
XPO, Inc.(a)
06/01/2028	6.250%	325,000	313,876
06/01/2031	7.125%	325,000	319,940
Total			3,632,550
Wireless 0.9%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	446,651
Altice France SA(a)
07/15/2029	5.125%	1,375,000	977,534
America Movil SAB de CV
04/22/2029	3.625%	795,000	715,543
04/22/2049	4.375%	662,000	522,379
America Movil SAB de CV(a)
04/04/2032	5.375%	404,000	347,390
American Tower Corp.
01/15/2027	3.125%	777,000	709,657
03/15/2028	5.500%	1,833,000	1,796,845
11/15/2028	5.800%	2,262,000	2,244,427
11/15/2033	5.900%	2,714,000	2,649,745
01/15/2051	2.950%	459,000	258,905
Crown Castle International Corp.
07/15/2026	1.050%	2,469,000	2,166,019
02/15/2028	3.800%	904,000	828,657
04/01/2041	2.900%	917,000	587,672
Crown Castle, Inc.
09/01/2027	3.650%	1,265,000	1,161,930
01/11/2028	5.000%	3,068,000	2,958,822
09/01/2028	4.800%	903,000	857,222
Empresa Nacional de Telecomunicaciones SA(a)
09/14/2032	3.050%	325,000	247,774
SBA Communications Corp.
02/01/2029	3.125%	1,260,000	1,051,314
Sprint Capital Corp.
11/15/2028	6.875%	387,000	399,621
03/15/2032	8.750%	1,030,000	1,192,430
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
03/01/2026	7.625%	660,000	679,043
T-Mobile US, Inc.
02/15/2026	2.250%	1,928,000	1,775,908
04/15/2027	3.750%	2,937,000	2,742,625
03/15/2028	4.950%	1,831,000	1,776,618
07/15/2028	4.800%	1,833,000	1,760,052
04/15/2029	3.375%	3,545,000	3,116,407
02/15/2031	2.550%	1,380,000	1,098,499
07/15/2033	5.050%	2,291,000	2,121,824
01/15/2034	5.750%	1,809,000	1,764,751
T-Mobile USA, Inc.
02/15/2026	1.500%	618,000	560,083
Total			39,516,347
Wirelines 0.6%
AT&T, Inc.
06/01/2027	2.300%	951,000	842,157
02/01/2028	1.650%	107,000	90,324
12/01/2033	2.550%	2,980,000	2,187,373
02/15/2034	5.400%	7,041,000	6,585,819
06/01/2041	3.500%	882,000	612,779
09/15/2053	3.500%	1,361,000	840,901
09/15/2055	3.550%	1,360,000	833,642
12/01/2057	3.800%	2,485,000	1,573,686
09/15/2059	3.650%	864,000	525,079
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,880,000	1,035,032
02/15/2027	4.000%	1,925,000	1,241,009
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	266,399
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	1,380,000	1,254,248
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	1,920,000	1,382,400
Telecom Italia Capital SA
09/30/2034	6.000%	1,225,000	1,023,057
Verizon Communications, Inc.
03/22/2028	2.100%	69,000	59,295
02/08/2029	3.875%	235,000	215,104
03/15/2032	2.355%	1,380,000	1,051,959
05/09/2033	5.050%	5,012,000	4,681,829
11/20/2040	2.650%	1,565,000	984,327
Total			27,286,419
Total Corporate Bonds & Notes (Cost $1,502,889,842)			1,337,141,953

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	35

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(k) 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.0%
Angolan Government International Bond(a)
05/09/2028	8.250%	500,000	432,276
04/14/2032	8.750%	678,000	544,008
Total			976,284
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	3,202,000	3,171,324
Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	782,276
Bermuda 0.0%
Bermuda Government International Bond(a)
07/15/2032	5.000%	1,003,000	940,349
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	530,000	459,782
05/15/2029	4.250%	360,000	280,510
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	251,621
Total			991,913
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	592,000	478,735
Corp. Nacional del Cobre de Chile(a)
09/08/2053	6.300%	379,000	360,476
Interchile SA(a)
06/30/2056	4.500%	519,000	388,723
Total			1,227,934
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	300,000	286,946
02/02/2034	7.500%	235,000	221,986
Ecopetrol SA
01/16/2025	4.125%	300,000	289,453
06/26/2026	5.375%	580,000	556,903
Total			1,355,288
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	630,000	611,212
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	812,759
02/22/2033	6.000%	725,000	640,892
01/30/2060	5.875%	1,500,000	1,073,097
Total			2,526,748
Hungary 0.0%
Hungary Government International Bond(a)
06/16/2034	5.500%	260,000	236,763
09/25/2052	6.750%	200,000	189,379
Total			426,142
Indonesia 0.0%
Indonesia Government International Bond
01/11/2053	5.650%	200,000	191,026
Israel 0.1%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%	841,000	690,842
Israel Government International Bond
01/17/2033	4.500%	2,224,000	2,069,023
Total			2,759,865
Italy 0.0%
Republic of Italy Government International Bond
05/06/2051	3.875%	323,000	211,039
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	995,840
Kenya 0.0%
Republic of Kenya Government International Bond(a)
05/22/2032	8.000%	500,000	387,157
Mexico 0.2%
Banco Nacional de Comercio Exterior SNC(a),(i)
08/11/2031	2.720%	520,000	428,873
Comision Federal de Electricidad(a)
02/09/2031	3.348%	600,000	469,725
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	151,711
Mexico Government International Bond
05/24/2031	2.659%	1,496,000	1,182,116
02/12/2034	3.500%	3,333,000	2,606,357
05/04/2053	6.338%	2,041,000	1,861,554
05/24/2061	3.771%	671,000	393,247
04/19/2071	3.750%	1,955,000	1,111,659

36	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos
01/15/2025	4.250%	1,000,000	955,158
02/12/2028	5.350%	1,100,000	892,648
01/28/2031	5.950%	720,000	514,789
Total			10,567,837
Morocco 0.0%
Morocco Government International Bond(a)
03/08/2028	5.950%	209,000	205,831
Netherlands 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	185,000	166,766
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	1,000,888
09/28/2028	6.125%	540,000	429,088
01/21/2031	8.747%	500,000	420,592
09/28/2033	7.375%	442,000	326,773
Total			2,177,341
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	400,000	389,471
10/28/2032	7.375%	300,000	317,009
Total			706,480
Panama 0.1%
Panama Government International Bond
03/28/2054	6.853%	2,228,000	2,070,175
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(l)
06/05/2034	0.000%	356,230	247,936
Paraguay Government International Bond(a)
08/21/2033	5.850%	2,086,000	1,971,284
03/13/2048	5.600%	1,800,000	1,458,030
03/30/2050	5.400%	757,000	596,349
Total			4,273,599
Peru 0.0%
Fondo MIVIVIENDA SA(a)
04/12/2027	4.625%	300,000	283,609
Peruvian Government International Bond
11/18/2050	5.625%	98,000	90,506
Total			374,115
Philippines 0.0%
Philippine Government International Bond
01/17/2048	5.500%	200,000	187,893
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Poland 0.0%
Republic of Poland Government International Bond
11/16/2032	5.750%	203,000	203,229
10/04/2033	4.875%	348,000	323,117
04/04/2053	5.500%	291,000	262,903
Total			789,249
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%	400,000	321,087
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
11/24/2023	1.250%	200,000	198,272
11/24/2025	1.625%	338,000	309,376
Saudi Government International Bond(a)
02/02/2033	2.250%	743,000	568,489
01/18/2053	5.000%	644,000	535,359
Total			1,611,496
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	319,808
03/13/2048	6.750%	400,000	268,119
Total			587,927
Singapore 0.0%
BOC Aviation Ltd.(a)
10/10/2024	3.500%	310,000	301,748
South Africa 0.0%
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,100,000	949,990
Turkey 0.0%
Turkiye Ihracat Kredi Bankasi AS(a)
01/31/2026	9.375%	206,000	209,214
United Arab Emirates 0.0%
MDGH GMTN RSC Ltd.(a)
11/22/2033	4.375%	380,000	346,211
Total Foreign Government Obligations (Cost $49,745,169)			43,401,356

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	37

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	390,000	410,384
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	1,674,731
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	408,909
Total			2,083,640
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	843,115
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,467,836
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Series 2023
04/01/2041	5.169%	140,000	133,672
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,524,058
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	829,498
Total			2,353,556
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	405,404
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	334,417
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,310,652
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	350,034
Total Municipal Bonds (Cost $11,561,143)			9,692,710

Residential Mortgage-Backed Securities - Agency 29.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
10/01/2042- 12/01/2043	3.500%	12,813,442	11,292,414
CMO Series 2013-11 Class AP
01/25/2043	1.500%	62,549	54,168
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,307,282	1,130,785
CMO Series 2014-74 Class PC
06/25/2044	2.500%	1,072,181	965,383
CMO Series 2015-8 Class AP
03/25/2045	2.000%	2,379,174	2,005,009
CMO Series 2018-38 Class MA
06/25/2048	3.300%	1,986,353	1,815,617
CMO Series 2018-64 Class A
09/25/2048	3.000%	1,287,108	1,086,453
CMO Series 2018-85 Class EA
12/25/2048	3.500%	1,098,089	1,005,913

38	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-50 Class A
07/25/2050	2.000%	3,429,021	2,728,125
CMO Series 2020-59 Class NC
08/25/2040	3.000%	1,613,744	1,416,556
CMO Series 2021-22 Class MN
10/25/2050	2.750%	1,776,983	1,488,083
CMO Series 2021-27 Class EC
05/25/2051	1.500%	3,966,143	3,012,994
CMO Series 2021-42 Class AC
02/25/2051	2.000%	1,447,832	1,176,838
CMO Series 2021-91A Class AB
09/25/2049	2.500%	1,808,052	1,505,043
CMO Series 2022-11 Class A
07/25/2047	2.500%	4,644,853	4,030,057
CMO Series 2022-3 Class N
10/25/2047	2.000%	5,435,280	4,511,833
Fannie Mae REMICS(b)
CMO Series 2012-111 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 7.000% 10/25/2042	5.829%	1,112,397	1,082,274
CMO Series 2016-19 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.829%	4,453,385	4,376,118
CMO Series 2017-78 Class FC
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 10/25/2047	5.779%	1,485,112	1,426,202
CMO Series 2019-15 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 04/25/2049	5.929%	781,070	754,832
CMO Series 2019-41 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 08/25/2059	5.929%	1,844,216	1,762,616
CMO Series 2019-43 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	5.829%	1,561,334	1,503,816
CMO Series 2020-34 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 06/25/2050	5.879%	1,075,170	1,031,204
CMO Series 2023-38 Class FC
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 06/25/2040	5.979%	2,018,070	1,981,866
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
10/01/2026- 10/17/2038	6.500%	585,025	592,366
12/01/2032- 08/01/2052	4.000%	16,401,675	14,732,726
03/01/2033- 05/01/2049	3.000%	34,442,469	29,253,932
06/01/2035- 04/01/2036	5.500%	71,050	70,145
09/01/2037	6.000%	355,313	361,721
06/01/2040- 12/01/2051	2.000%	56,233,145	45,185,356
04/01/2042- 03/01/2052	2.500%	23,770,829	19,190,452
06/01/2048- 07/01/2052	4.500%	7,608,359	7,023,295
12/01/2048- 03/01/2053	5.000%	6,840,072	6,471,959
03/01/2052	3.500%	4,934,469	4,249,847
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,156,309	1,006,683
CMO Series 2127 Class PG
02/15/2029	6.250%	44,056	43,730
CMO Series 2165 Class PE
06/15/2029	6.000%	31,029	30,944
CMO Series 2326 Class ZQ
06/15/2031	6.500%	142,519	143,301
CMO Series 2399 Class TH
01/15/2032	6.500%	81,709	82,643
CMO Series 2517 Class Z
10/15/2032	5.500%	44,523	42,380
CMO Series 2557 Class HL
01/15/2033	5.300%	150,379	147,880
CMO Series 262 Class 35
07/15/2042	3.500%	1,914,973	1,725,935
CMO Series 2752 Class EZ
02/15/2034	5.500%	405,103	396,405
CMO Series 2764 Class ZG
03/15/2034	5.500%	341,490	334,986
CMO Series 2953 Class PG
03/15/2035	5.500%	1,397,368	1,386,039
CMO Series 2986 Class CH
06/15/2025	5.000%	46,546	45,847
CMO Series 2989 Class TG
06/15/2025	5.000%	30,338	30,073
CMO Series 299 Class 300
01/15/2043	3.000%	228,051	198,801
CMO Series 2990 Class UZ
06/15/2035	5.750%	529,236	519,016

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	39

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3101 Class UZ
01/15/2036	6.000%	144,539	146,082
CMO Series 3123 Class AZ
03/15/2036	6.000%	165,766	164,149
CMO Series 3143 Class BC
02/15/2036	5.500%	192,239	192,495
CMO Series 3164 Class MG
06/15/2036	6.000%	59,358	59,165
CMO Series 3195 Class PD
07/15/2036	6.500%	111,765	112,094
CMO Series 3200 Class AY
08/15/2036	5.500%	127,105	125,984
CMO Series 3213 Class JE
09/15/2036	6.000%	180,342	182,897
CMO Series 3229 Class HE
10/15/2026	5.000%	115,984	114,224
CMO Series 3423 Class PB
03/15/2038	5.500%	414,352	409,990
CMO Series 3453 Class B
05/15/2038	5.500%	10,156	9,812
CMO Series 3461 Class Z
06/15/2038	6.000%	786,127	777,623
CMO Series 3501 Class CB
01/15/2039	5.500%	178,783	177,165
CMO Series 3684 Class CY
06/15/2025	4.500%	142,079	140,487
CMO Series 3704 Class CT
12/15/2036	7.000%	266,621	275,689
CMO Series 3704 Class DT
11/15/2036	7.500%	260,772	272,534
CMO Series 3704 Class ET
12/15/2036	7.500%	183,157	192,409
CMO Series 3707 Class B
08/15/2025	4.500%	129,451	128,344
CMO Series 3819 Class ZQ
04/15/2036	6.000%	275,679	277,010
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	960,272
CMO Series 4015 Class MY
03/15/2042	3.500%	1,773,476	1,579,719
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	808,775
CMO Series 4205 Class PA
05/15/2043	1.750%	1,785,221	1,459,794
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	986,212
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,819,325
CMO Series 4880 Class DA
05/15/2050	3.000%	1,100,845	962,144
CMO Series 5091 Class AB
03/25/2051	1.500%	2,319,010	1,786,085
CMO Series R006 Class ZA
04/15/2036	6.000%	209,667	213,215
CMO Series R007 Class ZA
05/15/2036	6.000%	405,636	409,300
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	245,680	214,975
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.351% 07/01/2036	5.301%	32,942	33,002
12-month Term SOFR + 1.841% Cap 9.144% 07/01/2040	5.247%	76,456	77,717
12-month Term SOFR + 1.640% Floor 1.640%, Cap 8.137% 11/01/2048	3.137%	1,354,525	1,305,642
12-month Term SOFR + 1.641% Cap 7.807% 05/01/2049	2.895%	630,753	617,538
30-day Average SOFR + 2.130% Floor 2.130%, Cap 8.913% 07/01/2052	3.913%	1,192,407	1,115,094
30-day Average SOFR + 2.130% Floor 2.130%, Cap 9.299% 07/01/2052	4.299%	1,407,062	1,332,585
30-day Average SOFR + 2.140% Floor 2.140%, Cap 8.986% 08/01/2052	3.986%	1,641,561	1,507,642
30-day Average SOFR + 2.380% Floor 2.380%, Cap 9.124% 09/01/2052	4.123%	814,485	766,113
30-day Average SOFR + 2.191% Floor 2.191%, Cap 9.119% 10/01/2052	4.118%	7,575,604	6,984,832
30-day Average SOFR + 2.304% Floor 2.304%, Cap 9.189% 05/01/2053	4.189%	4,551,664	4,333,186
30-day Average SOFR + 2.293% Floor 2.293%, Cap 10.236% 06/01/2053	5.235%	984,681	963,032
30-day Average SOFR + 2.216% Floor 2.216%, Cap 10.121% 08/01/2053	5.120%	952,936	929,005
CMO Series 2551 Class NS
-1.8 x 30-day Average SOFR + 14.273% Cap 14.483% 01/15/2033	4.532%	55,928	54,160

40	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	149,800	138,201
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	4.840%	263,583	257,653
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	6.000%	314,143	282,991
Federal Home Loan Mortgage Corp.(g)
CMO Series 3077 Class TO
04/15/2035	0.000%	19,534	18,897
CMO Series 3100 Class
01/15/2036	0.000%	65,485	53,333
CMO Series 3117 Class OG
02/15/2036	0.000%	29,396	24,820
CMO Series 3181 Class OH
07/15/2036	0.000%	156,088	121,593
CMO Series 3316 Class JO
05/15/2037	0.000%	6,359	4,821
CMO Series 3607 Class TO
10/15/2039	0.000%	137,417	107,629
CMO STRIPS Series 197 Class
04/01/2028	0.000%	49,189	44,965
CMO STRIPS Series 310 Class
09/15/2043	0.000%	815,581	573,317
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3380 Class SI
-1.0 x 30-day Average SOFR + 6.256% Cap 6.370% 10/15/2037	0.942%	1,165,139	89,698
CMO Series 3385 Class SN
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 11/15/2037	0.572%	27,188	1,214
CMO Series 3451 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2038	0.622%	18,468	1,091
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3531 Class SM
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/15/2039	0.672%	21,951	869
CMO Series 3608 Class SC
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 12/15/2039	0.822%	123,304	7,021
CMO Series 3740 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	0.572%	145,245	6,761
CMO Series 3740 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	0.572%	206,805	14,958
CMO STRIPS Series 239 Class S30
-1.0 x 30-day Average SOFR + 7.586% Cap 7.700% 08/15/2036	2.272%	165,788	18,239
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class GT
11/15/2046	7.542%	185,454	194,866
CMO Series 4272 Class W
04/15/2040	5.641%	1,072,174	1,076,981
Federal Home Loan Mortgage Corp.(d)
CMO Series 3714 Class IP
08/15/2040	5.000%	106,413	7,274
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 3802 Class LS
01/15/2040	5.831%	290,124	13,058
Federal Home Loan Mortgage Corp. REMICS
CMO Series 5178 Class TP
04/25/2049	2.500%	2,408,521	2,017,082
CMO Series 5202 Class LA
05/25/2049	2.500%	2,186,235	1,842,939
CMO Series 5203 Class G
11/25/2048	2.500%	972,071	815,820

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	41

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan National Mortgage Corp.(b)
12-month Term SOFR + 1.638% Cap 7.504% 09/01/2045	6.835%	1,783,932	1,792,417
12-month Term SOFR + 1.687% Cap 7.727% 09/01/2047	5.551%	1,239,105	1,238,945
12-month Term SOFR + 1.637% Floor 1.637%, Cap 7.997% 04/01/2048	5.427%	2,581,495	2,587,727
12-month Term SOFR + 1.637% Floor 1.637%, Cap 8.638% 03/01/2049	5.023%	1,047,410	1,045,611
Federal National Mortgage Association
11/01/2023- 05/01/2053	6.000%	14,150,415	13,974,906
02/01/2024- 02/01/2053	6.500%	3,217,465	3,320,196
01/01/2027- 09/01/2062	4.000%	36,914,957	34,286,300
05/01/2033- 06/01/2062	3.500%	71,988,072	63,186,808
11/01/2033- 09/01/2052	5.500%	2,444,202	2,411,376
01/01/2036- 07/01/2053	5.000%	19,477,518	18,396,839
11/01/2037- 01/01/2039	7.000%	329,591	344,793
11/01/2039- 06/01/2062	3.000%	189,174,582	160,196,164
06/01/2040- 03/01/2047	2.000%	168,572,070	135,212,874
12/01/2040- 03/01/2062	2.500%	73,432,835	59,130,323
06/01/2041- 12/01/2061	4.500%	17,253,056	15,994,438
10/01/2041- 07/01/2051	1.500%	28,289,373	21,482,477
CMO Series 1999-7 Class AB
03/25/2029	6.000%	63,937	63,016
CMO Series 2001-60 Class PX
11/25/2031	6.000%	96,961	96,988
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	304,416	302,642
CMO Series 2002-78 Class Z
12/25/2032	5.500%	120,365	117,705
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,631,026	1,590,829
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	571,621	560,708
CMO Series 2004-65 Class LT
08/25/2024	4.500%	8,363	8,281
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	942,504	925,556
CMO Series 2005-121 Class DX
01/25/2026	5.500%	37,429	36,989
CMO Series 2006-105 Class ME
11/25/2036	5.500%	365,184	360,902
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	273,911	265,348
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	99,937	96,501
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	95,450	94,042
CMO Series 2007-116 Class PB
08/25/2035	5.500%	104,495	103,489
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	139,284	135,021
CMO Series 2007-42 Class B
05/25/2037	6.000%	96,455	95,604
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	176,599	172,177
CMO Series 2008-80 Class GP
09/25/2038	6.250%	15,628	15,749
CMO Series 2009-59 Class HB
08/25/2039	5.000%	228,779	223,491
CMO Series 2009-60 Class HT
08/25/2039	6.000%	218,777	221,426
CMO Series 2009-79 Class UA
03/25/2038	7.000%	14,135	14,344
CMO Series 2009-W1 Class A
12/25/2049	6.000%	361,296	357,015
CMO Series 2010-111 Class AM
10/25/2040	5.500%	602,061	599,784
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,009,830	978,004
CMO Series 2011-118 Class MT
11/25/2041	7.000%	289,574	300,184
CMO Series 2011-118 Class NT
11/25/2041	7.000%	315,321	328,370
CMO Series 2011-31 Class DB
04/25/2031	3.500%	1,213,897	1,147,676
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	158,092	157,692
CMO Series 2011-44 Class EB
05/25/2026	3.000%	322,497	313,469
CMO Series 2011-46 Class B
05/25/2026	3.000%	816,324	792,456

42	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	786,400	784,286
CMO Series 2012-151 Class NX
01/25/2043	1.500%	559,735	454,552
CMO Series 2012-66 Class CB
06/25/2032	3.000%	2,410,897	2,229,156
CMO Series 2013-100 Class WB
10/25/2033	3.000%	2,359,608	2,181,195
CMO Series 2013-101 Class E
10/25/2033	3.000%	2,326,124	2,138,651
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,886,563	1,741,327
CMO Series 2013-43 Class BP
05/25/2043	1.750%	2,083,285	1,709,459
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	769,372
CMO Series 2013-81 Class TA
02/25/2043	3.000%	942,501	896,243
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,389,822
CMO Series 2015-84 Class PA
08/25/2033	1.700%	2,089,559	1,863,564
CMO Series 2016-48 Class MA
06/25/2038	2.000%	2,024,000	1,787,929
CMO Series 2016-57 Class PC
06/25/2046	1.750%	4,381,310	3,500,774
CMO Series 2017-13 Class PA
08/25/2046	3.000%	46,706	41,292
CMO Series 2018-14 Class KC
03/25/2048	3.000%	102,428	93,100
CMO Series 2018-8 Class KL
03/25/2047	2.500%	739,206	619,801
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,687,170	1,490,301
CMO Series 2019-8 Class GA
03/25/2049	3.000%	3,638,479	3,128,389
CMO Series 2020-48 Class AB
07/25/2050	2.000%	2,021,089	1,596,023
CMO Series 2020-48 Class DA
07/25/2050	2.000%	2,817,823	2,242,869
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,952,814	4,142,413
CMO Series 2021-78 Class ND
11/25/2051	1.500%	9,265,797	7,290,149
CMO Series G94-8 Class K
07/17/2024	8.000%	6,394	6,408
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	238,389	214,205
Federal National Mortgage Association(b)
6-month Term SOFR + 2.500% Floor 2.500%, Cap 11.208% 03/01/2036	5.627%	99,775	102,006
12-month Term SOFR + 1.578% Floor 1.578%, Cap 7.692% 06/01/2045	5.008%	429,628	431,658
12-month Term SOFR + 1.582% Floor 1.582%, Cap 7.680% 01/01/2046	4.756%	1,098,620	1,102,617
12-month Term SOFR + 1.606% Floor 1.606%, Cap 7.752% 06/01/2050	2.752%	1,234,071	1,112,542
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.144% 07/01/2052	4.144%	2,449,328	2,272,112
30-day Average SOFR + 2.124% Floor 2.124%, Cap 9.346% 07/01/2052	4.346%	2,986,402	2,841,760
30-day Average SOFR + 2.370% Floor 2.370%, Cap 8.679% 08/01/2052	3.679%	1,717,738	1,598,661
30-day Average SOFR + 2.120% Floor 2.120%, Cap 8.969% 08/01/2052	3.969%	700,173	645,012
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.303% 08/01/2052	4.303%	3,136,785	2,980,906
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.622% 08/01/2052	4.622%	3,417,002	3,278,527
30-day Average SOFR + 2.130% Floor 2.130%, Cap 9.649% 08/01/2052	4.649%	2,640,063	2,535,290
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.126% 09/01/2052	4.126%	2,366,894	2,265,259
30-day Average SOFR + 2.370% Floor 2.370%, Cap 9.219% 09/01/2052	4.219%	803,986	761,571
30-day Average SOFR + 2.132% Floor 2.132%, Cap 9.149% 10/01/2052	4.149%	5,659,870	5,414,700
30-day Average SOFR + 2.127% Floor 2.127%, Cap 9.240% 11/01/2052	4.240%	2,010,719	1,928,455
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.486% 11/01/2052	4.486%	1,065,646	1,029,734
CMO Series 2003-W8 Class 3F1
30-day Average SOFR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	5.829%	106,091	105,430

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	43

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-SV Class 75
-4.0 x 30-day Average SOFR + 23.742% Cap 24.200% 09/25/2035	2.482%	20,731	20,795
CMO Series 2005-W3 Class 2AF
30-day Average SOFR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	5.649%	181,075	179,232
CMO Series 2007-101 Class A2
30-day Average SOFR + 0.250% Floor 0.250% 06/27/2036	5.679%	129,774	124,521
CMO Series 2010-28 Class BS
-2.2 x 30-day Average SOFR + 11.330% Cap 11.588% 04/25/2040	0.000%	28,444	21,621
CMO Series 2010-35 Class SJ
-3.3 x 30-day Average SOFR + 17.285% Cap 17.667% 04/25/2040	0.000%	182,749	163,748
CMO Series 2010-49 Class SC
-2.0 x 30-day Average SOFR + 12.431% Cap 12.660% 03/25/2040	1.801%	114,551	102,445
CMO Series 2011-75 Class FA
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 08/25/2041	5.979%	108,995	107,978
CMO Series 2019-67 Class FB
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 11/25/2049	5.879%	773,015	745,072
Federal National Mortgage Association(m)
04/01/2045	4.000%	26,664,553	24,257,787
12/01/2048- 07/01/2050	3.000%	16,171,633	13,649,836
Federal National Mortgage Association(b),(d)
CMO Series 1996-4 Class SA
-1.0 x 30-day Average SOFR + 8.386% Cap 8.500% 02/25/2024	3.282%	1,316	7
CMO Series 2006-117 Class GS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2036	1.221%	103,314	4,315
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-43 Class SI
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 06/25/2036	1.171%	421,338	28,149
CMO Series 2006-58 Class IG
-1.0 x 30-day Average SOFR + 6.406% Cap 6.520% 07/25/2036	1.091%	101,790	5,586
CMO Series 2006-8 Class WN
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	1.271%	480,158	36,808
CMO Series 2006-94 Class GI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/25/2026	1.221%	103,372	1,718
CMO Series 2007-109 Class PI
-1.0 x 30-day Average SOFR + 6.236% Cap 6.350% 12/25/2037	0.921%	92,743	3,683
CMO Series 2007-65 Class KI
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 07/25/2037	1.191%	71,987	5,394
CMO Series 2007-72 Class EK
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 07/25/2037	0.971%	433,899	32,068
CMO Series 2007-W7 Class 2A2
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 07/25/2037	1.101%	137,014	6,972
CMO Series 2009-112 Class ST
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 01/25/2040	0.821%	131,691	8,858
CMO Series 2009-17 Class QS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 03/25/2039	1.221%	29,432	2,212

44	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-37 Class KI
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2039	0.571%	123,934	4,743
CMO Series 2009-68 Class SA
-1.0 x 30-day Average SOFR + 6.636% Cap 6.750% 09/25/2039	1.321%	187,719	16,340
CMO Series 2010-125 Class SA
-1.0 x 30-day Average SOFR + 4.326% Cap 4.440% 11/25/2040	0.000%	322,165	5,738
CMO Series 2010-147 Class SA
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 01/25/2041	1.101%	850,308	81,724
CMO Series 2010-35 Class SB
-1.0 x 30-day Average SOFR + 6.306% Cap 6.420% 04/25/2040	0.991%	78,857	5,213
CMO Series 2010-42 Class S
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 05/25/2040	0.971%	71,259	3,506
CMO Series 2010-68 Class SA
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 07/25/2040	0.000%	296,695	10,657
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.584%	224,876	214,415
CMO Series 2010-61 Class WA
06/25/2040	5.994%	58,865	59,129
CMO Series 2011-2 Class WA
02/25/2051	5.856%	51,871	50,976
CMO Series 2011-43 Class WA
05/25/2051	5.749%	66,671	65,377
Federal National Mortgage Association(g)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	77,833	62,036
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	130,952	101,188
CMO Series 2009-86 Class BO
03/25/2037	0.000%	25,989	21,909
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-101 Class DO
10/25/2043	0.000%	918,508	642,512
CMO Series 2013-128 Class
12/25/2043	0.000%	532,441	388,554
CMO Series 2013-92 Class
09/25/2043	0.000%	593,351	419,307
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	2,179	2,164
Federal National Mortgage Association(d)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	57,257	10,739
Federal National Mortgage Association(c),(d)
CMO Series 2011-30 Class LS
04/25/2041	0.000%	194,684	10,300
Federal National Mortgage Association REMICS
CMO Series 2021-78 Class PA
11/25/2051	2.500%	1,651,722	1,374,061
CMO Series 2022-28C Class CA
01/25/2048	2.000%	1,778,356	1,547,820
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,480,522	1,129,260
CMO Series 205217 Class CD
07/25/2049	2.500%	1,818,446	1,607,768
CMO Series 3924 Class NC
09/15/2041	4.000%	1,347,698	1,250,821
CMO Series 4047 Class CX
05/15/2042	3.500%	2,501,000	2,180,747
CMO Series 4091 Class EX
07/15/2042	3.375%	894,604	800,201
CMO Series 4117 Class HB
10/15/2042	2.500%	859,000	708,734
CMO Series 4446 Class CP
03/15/2045	2.250%	1,192,182	1,007,179
CMO Series 4582 Class HA
09/15/2045	3.000%	4,403,352	3,952,831
CMO Series 4719 Class LA
09/15/2047	3.500%	1,251,770	1,117,169
CMO Series 4719 Class LM
09/15/2047	3.000%	994,516	858,055
CMO Series 4857 Class JA
01/15/2049	3.350%	4,059,049	3,727,226
CMO Series 4927 Class BG
11/25/2049	3.000%	1,708,030	1,481,422
CMO Series 4937 Class MD
10/25/2049	2.500%	1,723,140	1,456,953

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	45

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4941 Class GA
12/15/2047	2.000%	978,063	785,601
CMO Series 4979A Class UC
06/25/2050	1.500%	3,149,104	2,440,708
CMO Series 5020 Class ET
10/25/2050	3.500%	1,390,464	1,220,309
CMO Series 5116 Class PB
02/25/2051	2.250%	1,786,036	1,458,338
CMO Series 5118 Class CA
10/15/2033	1.500%	1,458,000	1,229,635
CMO Series 5143 Class GA
06/25/2049	2.000%	1,076,213	836,679
CMO Series 5156 Class DC
09/25/2051	2.000%	1,885,653	1,544,368
CMO Series 5159 Class UA
12/25/2048	2.500%	1,855,469	1,571,020
CMO Series 5182 Class D
11/25/2043	2.500%	7,351,183	6,452,241
CMO Series 5182 Class M
05/25/2049	2.500%	1,498,651	1,259,412
CMO Series 5184E Class AB
05/25/2048	2.500%	1,085,439	920,479
CMO Series 5194 Class G
01/25/2051	2.500%	2,109,795	1,687,669
CMO Series 5201 Class CA
07/25/2048	2.500%	2,170,261	1,863,488
CMO Series 5202 Class BH
12/25/2047	2.000%	1,187,937	1,037,210
CMO Series 5207 Class PA
06/25/2051	3.000%	2,296,489	1,952,341
CMO Series 5220 Class QK
09/25/2050	3.500%	3,407,682	3,120,637
CMO Series 5300 Class C
09/25/2047	2.000%	2,964,766	2,568,784
Freddie Mac REMICS(b)
CMO Series 4248 Class FT
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 09/15/2043	5.928%	884,879	859,710
CMO Series 4286 Class VF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/15/2043	5.878%	1,870,220	1,812,315
CMO Series 4614 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 09/15/2046	5.928%	1,011,501	975,900
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4631 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 11/15/2046	5.928%	1,695,559	1,636,091
CMO Series 4793 Class FD
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 06/15/2048	5.728%	385,888	367,931
CMO Series 4826 Class KF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 09/15/2048	5.728%	803,151	769,227
CMO Series 4903 Class NF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	5.829%	784,063	756,251
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	5.515%	2,149,229	2,010,360
CMO Series 5335 Class FB
30-day Average SOFR + 0.814% Floor 0.700%, Cap 7.500% 10/15/2039	6.003%	3,951,765	3,953,873
Government National Mortgage Association(m)
12/20/2037- 06/20/2038	2.500%	6,381,910	5,586,698
Government National Mortgage Association
09/20/2038	7.000%	39,089	40,114
08/20/2039- 01/20/2053	6.000%	7,750,091	7,744,645
07/20/2040- 12/15/2040	3.750%	1,465,507	1,327,108
11/15/2040- 11/20/2040	3.625%	618,786	555,449
12/15/2040	3.490%	1,120,064	1,036,507
06/20/2043- 03/20/2052	3.000%	30,539,661	26,181,157
05/20/2045- 08/20/2052	4.000%	23,684,608	21,389,708
08/15/2047- 04/20/2050	4.500%	9,733,166	9,069,333
01/20/2048- 02/20/2052	3.500%	26,833,450	23,546,341
12/20/2048	5.000%	758,563	731,635
09/20/2050	2.500%	3,349,476	2,772,113
11/01/2070	2.931%	3,324,871	2,880,849
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	283,950	282,444
CMO Series 2005-26 Class XY
03/20/2035	5.500%	255,094	253,316

46	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	267,598	265,411
CMO Series 2006-17 Class JN
04/20/2036	6.000%	113,115	113,103
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	405,866	404,840
CMO Series 2006-69 Class MB
12/20/2036	5.500%	470,330	465,504
CMO Series 2008-23 Class PH
03/20/2038	5.000%	382,696	369,407
CMO Series 2009-104 Class AB
08/16/2039	7.000%	84,347	84,082
CMO Series 2010-130 Class CP
10/16/2040	7.000%	206,043	212,919
CMO Series 2013-152 Class HA
06/20/2043	2.500%	1,710,647	1,515,380
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	695	612
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,658	2,366
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	30,558	28,049
CMO Series 2014-181 Class L
12/20/2044	3.000%	1,028,000	885,975
CMO Series 2015-144 Class CA
10/20/2045	2.500%	1,770,243	1,492,160
CMO Series 2016-93 Class AB
07/20/2044	1.750%	1,878,976	1,445,710
CMO Series 2017-139 Class GA
09/20/2047	3.000%	4,010,646	3,487,236
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	803,400	716,546
CMO Series 2018-65 Class DC
05/20/2048	3.500%	1,261,000	1,091,180
CMO Series 2021-227 Class E
07/20/2050	2.500%	7,645,885	6,342,561
CMO Series 2021-23 Class MG
02/20/2051	1.500%	2,735,415	2,190,919
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,350,123	1,293,540
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,512,367	1,403,830
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,338,664	1,246,599
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,198,137	1,156,244
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-107 Class C
06/20/2051	2.500%	6,269,375	4,831,213
CMO Series 2022-153 Class KA
12/20/2049	4.000%	1,790,591	1,689,072
CMO Series 2022-191 Class B
06/20/2041	4.000%	7,263,000	6,508,090
CMO Series 2022-191 Class BY
08/20/2041	4.000%	7,991,000	7,174,683
CMO Series 2022-205 Class A
09/20/2051	2.000%	2,298,069	1,666,146
CMO Series 2022-31 Class GH
12/20/2049	2.500%	4,107,817	3,490,098
CMO Series 2022-5 Class BA
10/20/2049	2.000%	7,859,809	6,398,547
CMO Series 2022-50 Class DC
08/20/2051	2.500%	1,916,914	1,618,625
CMO Series 2022-66 Class CG
04/20/2052	3.500%	3,725,126	3,426,612
CMO Series 2022-84 Class A
01/20/2052	2.500%	1,942,577	1,523,612
Government National Mortgage Association(c)
03/20/2048	4.771%	3,079,861	2,942,259
05/20/2063	4.390%	13,148	12,781
CMO Series 2010-H17 Class XQ
07/20/2060	5.140%	3,519	2,447
CMO Series 2011-137 Class WA
07/20/2040	5.595%	410,127	410,840
CMO Series 2012-141 Class WC
01/20/2042	3.715%	283,958	260,508
CMO Series 2013-54 Class WA
11/20/2042	4.895%	768,699	736,194
CMO Series 2013-75 Class WA
06/20/2040	5.109%	230,216	224,091
CMO Series 2021-27 Class CW
02/20/2051	5.001%	1,700,852	1,606,976
Government National Mortgage Association(b)
1-year CMT + 1.702% 02/20/2072	6.960%	6,064,547	6,234,754
1-year CMT + 1.699% 04/20/2072	6.962%	6,567,592	6,756,389
1-year CMT + 1.730% 04/20/2072	6.981%	5,631,575	5,794,381
CMO Series 2007-16 Class NS
-3.5 x 1-month Term SOFR + 22.874% Cap 23.275% 04/20/2037	4.237%	40,471	41,621

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	47

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H10 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.500% 12/20/2061	5.982%	356,339	354,927
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	4.871%	5,573	5,329
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	4.871%	4,970	4,891
CMO Series 2012-H26 Class MA
1-month Term SOFR + 0.664% Floor 0.550% 07/20/2062	4.880%	2,942	2,890
CMO Series 2012-H28 Class FA
1-month Term SOFR + 0.694% Floor 0.580% 09/20/2062	4.978%	5,260	5,187
CMO Series 2012-H29 Class FA
1-month Term SOFR + 0.629% Floor 0.515%, Cap 11.500% 10/20/2062	5.947%	286,264	284,978
CMO Series 2013-H01 Class TA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 01/20/2063	4.694%	4,417	4,315
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.967%	5,693	5,557
CMO Series 2013-H07 Class GA
1-month Term SOFR + 0.584% Floor 0.470%, Cap 10.500% 03/20/2063	5.902%	355,135	353,039
CMO Series 2013-H07 Class HA
1-month Term SOFR + 0.524% Floor 0.410%, Cap 11.000% 03/20/2063	5.842%	323,008	320,955
CMO Series 2013-H09 Class GA
1-month Term SOFR + 0.594% Floor 0.480%, Cap 11.000% 04/20/2063	5.912%	251,080	249,589
CMO Series 2013-H09 Class SA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 04/20/2063	5.932%	1,227,992	1,221,546
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H21 Class FA
1-month Term SOFR + 0.864% Floor 0.750%, Cap 11.000% 09/20/2063	6.182%	252,789	252,590
CMO Series 2013-H21 Class FB
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 09/20/2063	6.132%	778,432	777,218
CMO Series 2015-161 Class GF
1-month Term SOFR + 0.414% Floor 0.300%, Cap 6.500% 11/20/2045	5.739%	957,637	920,912
CMO Series 2015-H23 Class FB
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 09/20/2065	5.952%	870,555	865,821
CMO Series 2015-H26 Class FG
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 10/20/2065	5.952%	483,287	478,577
CMO Series 2015-H30 Class FE
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 11/20/2065	6.032%	3,839,528	3,822,988
CMO Series 2020-H05 Class FK
1-month Term SOFR + 0.724% Floor 0.610%, Cap 99.000% 03/20/2070	4.358%	2,580,522	2,520,119
CMO Series 2022-197 Class LF
30-day Average SOFR + 0.700% Floor 0.700%, Cap 7.000% 11/20/2052	6.014%	5,703,751	5,551,573
Government National Mortgage Association(b),(d)
CMO Series 2005-3 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2035	0.661%	378,648	13,362
CMO Series 2007-40 Class SN
-1.0 x 1-month Term SOFR + 6.566% Cap 6.680% 07/20/2037	1.241%	256,942	6,391
CMO Series 2008-62 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2038	0.711%	239,522	2,673

48	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-76 Class US
-1.0 x 1-month Term SOFR + 5.786% Cap 5.900% 09/20/2038	0.461%	295,671	6,996
CMO Series 2008-95 Class DS
-1.0 x 1-month Term SOFR + 7.186% Cap 7.300% 12/20/2038	1.861%	247,017	8,111
CMO Series 2009-106 Class ST
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2038	0.561%	403,391	14,310
CMO Series 2009-64 Class SN
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/16/2039	0.655%	137,439	5,386
CMO Series 2009-67 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/16/2039	0.605%	113,807	5,802
CMO Series 2009-72 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/16/2039	0.805%	292,593	13,959
CMO Series 2009-81 Class SB
-1.0 x 1-month Term SOFR + 5.976% Cap 6.090% 09/20/2039	0.651%	409,370	23,789
CMO Series 2010-47 Class PX
-1.0 x 1-month Term SOFR + 6.586% Cap 6.700% 06/20/2037	1.261%	469,091	28,573
CMO Series 2011-75 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 05/20/2041	1.161%	226,755	10,141
Government National Mortgage Association(g)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	42,628	35,933
CMO Series 2010-157 Class OP
12/20/2040	0.000%	227,093	183,506
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	308,611	64,868
Government National Mortgage Association TBA(j)
10/23/2053	5.500%	24,000,000	23,289,375
11/20/2053	6.500%	14,000,000	14,070,000
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,918,682	2,826,270
Uniform Mortgage-Backed Security TBA(j)
10/12/2053	2.500%	2,825,912	2,242,732
10/12/2053	4.000%	8,050,000	7,166,387
10/12/2053	4.500%	6,480,000	5,949,450
10/12/2053- 12/13/2053	6.000%	128,700,000	126,997,174
10/12/2053- 11/13/2053	6.500%	24,200,000	24,308,406
Total Residential Mortgage-Backed Securities - Agency (Cost $1,476,796,926)			1,376,133,721

Residential Mortgage-Backed Securities - Non-Agency 3.6%

Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-B Class A
06/25/2066	2.239%	2,654,556	2,510,123
Anchor Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
10/25/2026	3.650%	6,666,667	6,403,056
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	764,323	692,555
CMO Series 2021-6 Class A1
09/25/2066	1.483%	1,413,385	1,083,310
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	177,059	159,933
ANTLR Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
11/25/2024	2.115%	1,662,672	1,645,534
CMO Series 2021-RTL1 Class A2
01/25/2025	2.981%	4,600,000	4,266,471
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	22,915	21,283
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	5.316%	15,046	14,077
CMO Series 2003-7 Class 6A
10/25/2033	5.027%	75,482	70,558

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	49

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month Term SOFR + 1.014% Floor 0.900%, Cap 11.000% 12/25/2033	6.334%	178,435	168,968
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	940,942	860,650
CMO Series 2019-3 Class A1
11/25/2059	2.724%	276,987	261,869
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	35,338	35,338
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	4.961%	121,626	117,536
CMO Series 2007-A1 Class 2A1
02/25/2037	5.269%	45,490	42,595
CMO Series 2007-A1 Class 7A1
02/25/2037	5.462%	20,424	20,057
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	25,726	23,462
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	77,973	74,129
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	5.684%	55,534	53,224
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,866,913	1,420,195
CMO Series 2021-4 Class A1
10/25/2066	1.397%	2,020,557	1,550,746
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	96,045	89,193
CMO Series 2004-3 Class A26
04/25/2034	5.500%	45,850	43,055
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	105,870	102,412
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	33,686	31,260
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	4,823	4,585
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	66,964	63,532
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	113,610	107,549
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	3,964,098	3,842,591
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	2,830,134
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	1,175,022	1,106,786
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,329,379
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	4,621,973
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	2,933,555
FMC GMSR Issuer Trust(a),(c),(f)
CMO Series 2021-GT1 Class A
02/25/2024	3.650%	8,000,000	7,608,000
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	5,348,741
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	5,618,402
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.000% 09/25/2035	5.784%	439,617	367,159
GSMPS Mortgage Loan Trust(a),(c),(d)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.000%	340,703	15
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	94,101	91,258
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 5.500% 06/25/2035	5.500%	5,958	5,530
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	4.278%	352,204	334,666

50	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Headlands Residential LLC(a),(c)
CMO Series 2021-RPL1 Class NOTE
09/25/2026	2.487%	7,225,000	6,925,030
Hundred Acre Wood Trust(a),(f)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	1,940,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 10.250% 05/25/2035	6.034%	141,499	130,362
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	46,712	44,128
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month Term SOFR + 0.814% Floor 0.350%, Cap 11.500% 05/25/2036	6.134%	24,999	22,144
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	5.103%	65,130	62,296
CMO Series 2007-A1 Class 5A5
07/25/2035	4.190%	71,417	69,358
LHOME Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
09/25/2026	2.090%	511,570	508,675
CMO Series 2023-RTL2 Class A1
06/25/2028	8.000%	3,700,000	3,685,266
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	5.133%	61,413	57,876
CMO Series 2004-13 Class 3A7
11/21/2034	5.387%	112,063	104,199
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	17,602	14,271
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	69,298	65,151
CMO Series 2004-2 Class A2
08/25/2032	6.500%	109,144	103,033
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month Term SOFR + 0.894% Floor 0.390%, Cap 11.750% 03/25/2028	6.214%	26,924	25,016
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-E Class A1
1-month Term SOFR + 0.734% Floor 0.620%, Cap 11.750% 10/25/2028	6.054%	117,561	107,809
CMO Series 2004-A Class A1
1-month Term SOFR + 0.574% Floor 0.230%, Cap 11.750% 04/25/2029	5.894%	100,160	93,214
CMO Series 2004-G Class A2
6-month Term SOFR + 1.028% Floor 0.300%, Cap 11.750% 01/25/2030	6.362%	17,310	15,956
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	4.423%	87,180	80,281
CMO Series 2004-A4 Class A2
08/25/2034	4.765%	110,212	101,832
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	783,886	629,662
Mill City Securities Ltd.(a),(c)
CMO Series 2021-RS1 Class A2
04/28/2066	3.951%	4,449,000	3,728,390
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.646%	101,462	97,266
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	79,881	68,133
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	219,375	198,377
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month Term SOFR + 0.864% Floor 0.750% 05/25/2055	6.184%	4,656,600	4,635,106
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	3,039,609	2,764,434
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,906,374	1,778,272
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	2,700,878	2,580,814
CMO Series 2021-2 Class A1
03/25/2026	2.115%	1,799,721	1,710,857
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	3,302,487	3,069,212

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	51

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	2,816,979	2,718,393
CMO Series 2021-NPL4 Class A1
10/27/2060	2.363%	2,636,191	2,428,706
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	2,580,020	2,450,877
CMO Series 2021-RN3 Class A1
09/25/2051	1.843%	4,364,975	3,947,751
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
30-day Average SOFR + 1.700% Floor 1.700% 12/27/2033	6.815%	1,405,005	1,406,452
RCO VI Mortgage LLC(a),(c)
CMO Series 2022-1 Class A1
01/25/2027	3.000%	3,736,448	3,545,246
CMO Series 2022-1 Class A2
01/25/2027	5.250%	2,500,000	2,370,072
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	117,657	115,709
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	4.912%	184,390	182,364
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,186,908
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,678,259	1,476,059
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,882,848	2,652,131
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month Term SOFR + 0.874% Floor 0.760%, Cap 12.500% 04/20/2033	6.189%	242,348	217,279
CMO Series 2003-8 Class A1
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.500% 01/20/2034	6.079%	194,322	180,958
CMO Series 2004-11 Class A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.500% 12/20/2034	6.039%	200,808	178,001
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-12 Class A3
6-month Term SOFR + 0.748% Floor 0.320%, Cap 11.500% 01/20/2035	6.082%	106,061	101,171
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	91,209	83,791
CMO Series 2020-3 Class A1
04/25/2065	1.486%	467,890	427,725
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	410,769	367,277
CMO Series 2021-1 Class A1
05/25/2065	1.219%	523,958	452,697
CMO Series 2021-4 Class A1
08/25/2056	1.162%	1,808,856	1,451,390
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	5.882%	60,561	54,403
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month Term SOFR + 0.774% Floor 0.330%, Cap 11.000% 10/19/2034	6.102%	150,553	139,174
CMO Series 2005-AR5 Class A3
1-month Term SOFR + 0.614% Floor 0.250%, Cap 11.000% 07/19/2035	5.942%	87,215	77,993
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	4.924%	200,296	185,228
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	5.476%	92,179	90,447
CMO Series 2003-40A Class 3A2
01/25/2034	5.595%	70,982	68,277
CMO Series 2004-6XS Class A5A
03/25/2034	5.518%	8,447	8,368
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.518%	10,136	10,042
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	3.805%	75,677	69,817
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	2,211,462	2,145,466
CMO Series 2021-NPL3 Class A1
05/25/2051	1.743%	2,945,381	2,736,087
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	4,948,715	4,662,068

52	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	76,157	77,081
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	4,177,410	3,936,170
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	2,848,780	2,732,121
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	2,201,924	2,083,668
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	2,464,214	2,295,128
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,445,958	2,228,364
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A1
11/25/2059	2.642%	359,769	342,524
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	145,341	137,642
CMO Series 2020-2 Class A1
05/25/2060	2.226%	268,128	261,697
CMO Series 2021-1 Class A1
01/25/2066	0.815%	689,129	562,082
CMO Series 2021-2 Class A1
02/25/2066	1.031%	1,340,191	1,097,716
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,286,631	1,031,050
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,636,403	1,217,823
CMO Series 2021-5 Class A1
09/25/2066	1.013%	4,395,872	3,387,600
CMO Series 2021-7 Class A1
10/25/2066	1.829%	1,851,555	1,534,505
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,788,434	1,472,649
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	553,839	497,897
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	695,958	608,473
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	439,221	396,841
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VM Master Issuer LLC(a),(c),(e),(f)
CMO Series 2022-1 Class A1B
05/24/2025	6.174%	7,692,000	7,466,624
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	5.731%	155,137	142,606
CMO Series 2003-AR5 Class A7
06/25/2033	4.825%	58,540	57,524
CMO Series 2003-AR6 Class A1
06/25/2033	5.307%	61,910	57,443
CMO Series 2003-AR7 Class A7
08/25/2033	5.612%	95,456	87,357
CMO Series 2004-AR3 Class A2
06/25/2034	4.516%	46,004	41,421
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	8,204	7,926
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	5.157%	101,952	95,969
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $184,487,915)			168,438,092

U.S. Government & Agency Obligations 0.9%

Federal Home Loan Banks(i)
09/30/2031	1.250%	4,440,000	3,551,550
Federal Home Loan Mortgage Corp.(l)
12/14/2029	0.000%	3,534,000	2,599,367
Federal National Mortgage Association(l)
11/15/2030	0.000%	10,386,000	7,258,079
Federal National Mortgage Association
08/21/2035	1.520%	4,535,000	2,905,642
01/25/2036	1.900%	4,045,000	2,687,958
Israel Government AID Bond(l)
11/01/2024	0.000%	5,000,000	4,714,974
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,035,663
Residual Funding Corp.(l)
STRIPS
04/15/2030	0.000%	3,750,000	2,690,072
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	5,187,650
09/15/2060	4.625%	835,000	715,954
09/15/2065	4.250%	1,423,000	1,133,330

Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	53

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Valley Authority(l)
STRIPS
11/01/2025	0.000%	8,500,000	7,585,828
06/15/2035	0.000%	750,000	389,182
Total U.S. Government & Agency Obligations (Cost $48,632,009)			42,455,249

U.S. Treasury Obligations 16.5%

U.S. Treasury
11/30/2024	4.500%	652,000	645,327
01/31/2025	4.125%	4,622,000	4,550,142
04/30/2025	3.875%	19,055,000	18,664,224
05/31/2025	4.250%	30,420,000	29,964,888
07/15/2025	3.000%	5,344,000	5,149,236
07/31/2025	4.750%	4,544,000	4,513,470
08/31/2025	5.000%	35,679,000	35,603,740
02/15/2026	4.000%	264,000	258,390
05/31/2026	0.750%	1,498,000	1,345,040
08/15/2026	1.500%	39,017,000	35,569,482
08/15/2026	4.375%	19,783,000	19,535,712
09/15/2026	4.625%	5,100,000	5,074,898
07/31/2027	0.375%	17,781,000	15,104,126
07/31/2027	2.750%	16,717,000	15,571,624
09/30/2027	4.125%	10,922,500	10,694,664
01/31/2028	0.750%	5,655,000	4,794,822
01/31/2028	3.500%	4,576,000	4,368,650
02/29/2028	1.125%	6,895,000	5,932,393
07/31/2028	1.000%	9,065,000	7,647,177
08/15/2028	2.875%	6,785,000	6,264,463
08/31/2028	1.125%	1,954,000	1,654,794
08/31/2028	4.375%	18,131,000	17,949,690
09/30/2028	1.250%	4,746,000	4,032,988
10/31/2028	1.375%	10,070,000	8,590,969
11/15/2028	5.250%	1,167,000	1,196,722
03/31/2029	2.375%	24,814,000	22,092,214
05/31/2029	2.750%	6,648,000	6,023,192
06/30/2029	3.250%	30,990,000	28,798,910
07/31/2029	2.625%	2,070,000	1,857,502
09/30/2029	3.875%	6,129,500	5,880,489
08/31/2030	4.125%	1,325,000	1,285,664
02/15/2032	1.875%	24,015,000	19,504,683
08/15/2032	2.750%	19,525,000	16,907,430
08/15/2033	3.875%	1,704,000	1,610,014
05/15/2040	1.125%	15,846,000	9,094,118
08/15/2040	1.125%	33,987,000	19,314,175
11/15/2040	1.375%	95,951,000	56,761,013
02/15/2041	1.875%	15,186,000	9,797,343
02/15/2041	4.750%	2,429,000	2,401,294
05/15/2041	2.250%	21,530,000	14,771,598
08/15/2041	1.750%	79,009,000	49,207,793
11/15/2041	2.000%	7,612,000	4,940,664
11/15/2041	3.125%	1,595,000	1,253,820
02/15/2042	2.375%	6,126,000	4,234,598
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2042	2.750%	14,400,000	10,545,750
11/15/2042	2.750%	6,935,000	5,060,383
11/15/2042	4.000%	10,520,000	9,343,075
02/15/2043	3.125%	2,000,000	1,548,125
02/15/2043	3.875%	2,854,000	2,485,210
05/15/2043	3.875%	8,306,000	7,223,624
08/15/2043	4.375%	2,224,000	2,075,965
11/15/2043	3.750%	3,952,000	3,353,643
02/15/2044	3.625%	9,618,000	7,996,465
05/15/2044	3.375%	5,000,000	3,989,844
02/15/2045	2.500%	11,825,000	8,029,914
08/15/2045	2.875%	13,210,000	9,566,930
11/15/2048	3.375%	4,911,000	3,853,600
11/15/2049	2.375%	19,900,000	12,739,109
02/15/2050	2.000%	2,295,000	1,339,706
11/15/2050	1.625%	9,247,000	4,844,561
02/15/2051	1.875%	12,000,000	6,729,375
05/15/2051	2.375%	17,165,000	10,891,729
08/15/2051	2.000%	21,155,000	12,213,707
02/15/2052	2.250%	11,070,000	6,797,672
08/15/2052	3.000%	22,309,000	16,264,655
02/15/2053	3.625%	4,359,000	3,607,754
05/15/2053	3.625%	12,720,000	10,535,737
08/15/2053	4.000%	15,764,000	14,315,682
U.S. Treasury(j)
09/30/2028	4.500%	3,708,000	3,710,121
U.S. Treasury(l)
STRIPS
02/15/2032	0.000%	13,100,000	8,866,551
08/15/2032	0.000%	1,500,000	989,824
08/15/2033	0.000%	4,000,000	2,511,563
11/15/2033	0.000%	7,400,000	4,591,180
02/15/2034	0.000%	4,400,000	2,694,313
05/15/2034	0.000%	2,400,000	1,451,063
11/15/2034	0.000%	1,850,000	1,090,344
11/15/2040	0.000%	53,665,000	22,488,989
02/15/2041	0.000%	7,122,822	2,940,390
Total U.S. Treasury Obligations (Cost $915,148,391)			767,100,698

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(n),(o)	179,389,644	179,335,827
Total Money Market Funds (Cost $179,326,840)		179,335,827
Total Investments in Securities (Cost: $5,407,577,184)		4,886,643,288
Other Assets & Liabilities, Net		(230,229,530)
Net Assets		4,656,413,758

At September 30, 2023, securities and/or cash totaling $11,975,100 were pledged as collateral.
54	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,805,619 USD	851,404,672 JPY	BNP Paribas	10/16/2023	—	(94,885)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	216	12/2023	USD	24,576,750	—	(1,403,769)
U.S. Treasury 10-Year Note	1,238	12/2023	USD	133,781,375	—	(2,584,499)
U.S. Treasury 2-Year Note	434	12/2023	USD	87,976,547	—	(317,612)
U.S. Treasury 5-Year Note	1,746	12/2023	USD	183,957,469	—	(1,860,552)
U.S. Treasury Ultra 10-Year Note	129	12/2023	USD	14,391,563	—	(458,825)
U.S. Treasury Ultra Bond	105	12/2023	USD	12,462,188	—	(883,267)
U.S. Treasury Ultra Bond	293	12/2023	USD	34,775,438	—	(2,692,426)
Total					—	(10,200,950)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Citi	12/20/2028	5.000	Quarterly	USD	43,550,000	(87,841)	—	—	—	(87,841)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $1,138,471,969, which represents 24.45% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $21,290,826, which represents 0.46% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(h)	Perpetual security with no specified maturity date.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2023.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Zero coupon bond.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023	55

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	70,745,633	1,531,226,081	(1,422,640,454)	4,567	179,335,827	10,725	4,540,241	179,389,644
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
56	Variable Portfolio – Partners Core Bond Fund | Third Quarter Report 2023

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3QT7052_12_B01_(11/23)